Filed with the Securities and Exchange Commission on September 10,2003

                                       1933 Act Registration File No. 333-100289
                                                     1940 Act File No. 811-21210


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|

                        Pre-Effective Amendment No.                         | |


                        Post-Effective Amendment No. 1                      |X|
                                                    ---
                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |X|

                               Amendment No. 2                              |X|
                                            ---

                        (Check appropriate box or boxes.)
                               Alpine Income Trust
                               -------------------
               (Exact Name of Registrant as Specified in Charter)

                       2500 Westchester Avenue, Suite 215
                             Purchase, NY 10577-2540
           --------------------------------- ------------------------
              (Address and Zip Code of Principal Executive Offices)

                                 (888) 785-5578
                                 --------------
               Registrant's Telephone Number, including Area Code

                                  Sam A. Lieber
                        Alpine Management & Research, LLC
                       2500 Westchester Avenue, Suite 215
                             Purchase, NY 10577-2540
                             -----------------------
                     (Name and Address of Agent for Service)

                        Copies of all communications to:
                       ----------------------------------
                                Thomas R. Westle
                                 Attorney at Law
                             Spitzer & Feldman, P.C.
                                 405 Park Avenue
                               New York, NY 10022

It is proposed that this filing will become effective

[     ] immediately upon filing pursuant to paragraph (b)

[     ] on October __, 2003 pursuant to paragraph (b)

[  X  ] 60 days after filing pursuant to paragraph (a)(1)

[     ] on ___________ pursuant to paragraph (a)(1)

[     ] 75 days after filing pursuant to paragraph (a)(2)

[     ] on _________________ pursuant to paragraph (a)(2) of Rule 485.







                                 Subject to completion dated, September 10, 2003

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


(LOGO)


Alpine Municipal Money Market Fund
Alpine Tax Optimized Income Fund
Adviser Class


PROSPECTUS


Series of Alpine Income Trust
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

For more information call 1-888-785-5578

or
View our website at www.alpinefunds.com








Dated ___________________ 2003


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities as an investment and has not passed on the adequacy or accuracy of the information in this prospectus. It is a criminal offense to state otherwise.




This page intentionally left blank.



                               Table of Contents

Alpine Income Trust                                                         Page

About the Funds................................................................4
   Investment Objectives.......................................................4
   Principal Investment Strategies.............................................4
   Who Should Invest in the Funds..............................................6
   Main Risks..................................................................7
   Fund Performance............................................................9
   Fees and Expenses...........................................................9
The Funds' Investments and Related Risks......................................10
Management of the Funds.......................................................12
Purchases by Mail.............................................................13
Purchases by Wire.............................................................14
How the Funds Value Their Shares..............................................14
Additional Information........................................................15
Redeeming Shares by Mail......................................................15
Redeeming Shares by Telephone.................................................16
Check Redemption Privilege  -  Alpine Municipal Money Market..................17
Fund Only.....................................................................17
General.......................................................................17
Exchanges by Telephone........................................................17
Exchanges by Mail.............................................................18
   Anti-Money Laundering Program..............................................20
Net Asset Value...............................................................26
Distribution of Fund Shares...................................................26
   Distributor................................................................26
   Distribution and Shareholder Servicing Plan................................26
Dividends and Distributions...................................................27
Taxes.........................................................................27
Additional Information........................................................28
   Organization...............................................................28
   Custodian..................................................................28
   Distributor................................................................29
   Administrator and Transfer Agent...........................................29
   Independent Auditors.......................................................29
Privacy Policy................................................................29




About the Funds


                    This prospectus describes the Adviser class of shares for each Fund.


Investment          The investment  objective of Alpine  Municipal  Money Market
Objectives          Fund is to seek high  federally  tax-exempt  current  income consistent with preservation of capital and maintenance of liquidity.

                    The investment objective of Alpine Tax Optimized Income Fund is to seek high after-tax current income consistent with preservation of capital.

Principal           Alpine  Municipal  Money  Market  Fund  is  managed  to seek
Investment          attractive  yields and to  maintain a stable  share price of
Strategies          $1.00. Under normal circumstances, the Fund invests at least
Alpine Municipal    80% of its net assets in  municipal  obligations  the income
Money Market        from which is exempt from federal  income tax other than the
Fund                federal  alternative  minimum tax (AMT).  These  obligations include high quality, short-term debt obligations issued by states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. The Fund may also invest its assets in other high quality debt obligations that pay federally tax-exempt interest (other than AMT). The Fund's portfolio is managed by its investment adviser, Alpine
                    Management & Research, LLC.

                    As a money market fund, the Fund complies with Securities and Exchange Commission rules relating to the quality, maturity, liquidity and diversification of its portfolio investments that are designed to promote price stability. Under these standards, the Fund maintains an average portfolio maturity of 90 days or less (weighted by the relative values of its holdings), and generally does not invest in any securities with a remaining maturity of more than 397 days (approximately 13 months). In addition, the Fund invests only in securities that at the time of purchase are high quality, dollar-denominated obligations.



Alpine Tax          Alpine Tax  Optimized  Income  Fund  invests its assets in a
Optimized Income    combination of municipal  obligations that pay interest that
Fund                is free from federal income tax (other than AMT) and taxable debt  obligations.  The particular  combination and relative
                    weightings  of  municipal   obligations   and  taxable  debt
                    obligations  comprising the Fund's investment portfolio will vary over time,  depending on the types of investments  that the Fund's investment adviser, Alpine Management & Research,
                    LLC,  believes will generate the highest  after-tax  current income  consistent with  preservation  of capital.  The Fund expects that at least 50% of its net assets will normally be
                    invested  in  tax-exempt   obligations.   The  taxable  debt
                    obligations in which the Fund may invest include obligations issued or  guaranteed by the U.S.  government,  its agencies and instrumentalities,  domestic corporate debt obligations,
                    mortgage-related  and  asset-backed   securities  and  money
                    market instruments. In managing the Fund's investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return. The obligations in which the Fund invests may be of any maturity, but under normal market conditions, it is expected that the Fund's average portfolio maturity will range from two to three years and the Fund's target duration will range from one to two years.


                    The obligations in which the Fund invests must, at the time of purchase, be rated as investment grade by Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's), or the equivalent by another nationally recognized statistical rating organization (NRSRO), or if unrated, be determined by the Adviser to be of comparable quality. The Fund invests at least 50% of its net assets in obligations rated A or better. When the Adviser determines that an obligation is in a specific category, the Adviser may use the highest rating assigned to the obligation by any NRSRO. If an obligation's credit rating is downgraded after the Fund's investment, the Adviser monitors the situation to decide if the Fund needs to take any action such as selling the obligation.

                    In managing the Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management. In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Fund may invest. The Adviser seeks to enhance performance and to manage risk by underweighting or overweighting particular sectors. Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decisions to purchase and sell securities for the Fund. The Adviser considers economic factors to develop strategic forecasts as to the direction of interest rates. Based on these forecasts, the Adviser establishes the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For obligations owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The Fund's duration will be shorter than the Fund's average maturity because the maturity of an obligation only measures the time remaining until final payment of principal is due. The Adviser closely monitors the Fund's portfolio and makes adjustments as necessary.

                    Tax-Optimized Strategy. Most mutual funds focus on pre-tax returns and largely ignore shareholder tax considerations. By contrast, the Fund attempts to achieve high after-tax returns for shareholders by balancing investment considerations and tax considerations. The Fund seeks to achieve returns primarily in the form of current income and price appreciation. Among the techniques and strategies used in the tax-efficient management of the Funds are the following:

                    o analyzing after-tax returns of different securities in the fixed-income market;

                    o    attempting to minimize net realized short-term gains;

                    o in selling appreciated securities, selecting the most tax-favored share lots; and

                    o when appropriate, selling securities trading below their tax cost to realize losses.

                    In managing the Fund's investments, the Adviser seeks to reduce, but not to eliminate, the taxes incurred by shareholders in connection with the Fund's investment income and realized capital gains. Consistent with this goal, the Adviser seeks to limit the portion of the Fund's distributions that will be taxable as ordinary income. The Fund typically will sell portfolio securities when the Adviser believes that the anticipated performance benefit justifies the resulting tax liability. There is no assurance that taxable distributions can be avoided.

Who Should          Municipal  Money Market Fund is designed for  investors  who
Invest in the       are in high tax  brackets  and seek  current  income that is
Funds Alpine        free from federal income tax consistent with preservation of capital.


                    Alpine Tax Optimized Income Fund is designed for investors who are in high tax brackets, want to emphasize after-tax investment returns and seek a tax-sensitive, income-producing investment with risk/return potential higher than that of a money market fund, but generally less than that of longer duration bond funds.


Main Risks          An  investment in the Fund is not a deposit of a bank and is
Alpine Municipal not insured or guaranteed by the Federal Deposit Insurance Money Market Fund Corporation or any other U.S. government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share,  no assurance can be given that this goal will be achieved  or that  the  Fund  will  achieve  its  investment objective.  Thus,  it is possible to lose money by investing in the Fund.  The Fund's  yield will vary as the  short-term
                    securities   mature  and  the  proceeds  are  reinvested  in
                    securities with different interest rates. An investment in the Fund does not constitute a balanced investment program.

                    The interest income distributed by the Fund that is derived from certain tax-exempt municipal obligations may be subject to the federal AMT for individuals and corporations. There is no limitation on the portion of the Fund's assets that may be invested in municipal obligations subject to AMT. An investor should consult his or her tax adviser for more information.

                    From time to time, the Fund may invest 25% or more of its assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are
                    (i) obligations, the interest on which is paid from revenues of similar type projects and (ii) obligations whose issuers are located in the same state.

Alpine              An  investment in the Fund is not a deposit of a bank and is
Tax Optimized       not insured or guaranteed by the Federal  Deposit  Insurance
Income Fund         Corporation  or any  other  U.S.  government  agency.  It is possible to lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program.


                    The Fund's share price and total return will vary, primarily in response to changes in interest rates. How well the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process. Although any rise in interest rates is likely to cause a fall in the prices of debt obligations, the Fund's comparatively short duration is intended to help keep its share price within a relatively narrow range. The Fund will generally earn less income and, during periods of declining interest rates, may provide lower total returns than funds with longer durations. Because of the high sensitivity of the Fund's mortgage related and asset-backed securities to changes in interest rates, the performance and duration of the Fund may be more volatile than if the Fund did not hold these securities. The Fund's mortgage-related and asset-backed investments involve risk of losses due to prepayments that occur earlier or later than expected, and, like any bond, due to default.

                    Maximizing after-tax income may require trade-offs that reduce pre-tax income. Investors can expect the Fund generally to distribute a smaller percentage of its returns each year than most other mutual funds. The Fund's tax-aware strategies may reduce the taxable income of the Fund's shareholders, but will not eliminate it. There can be no assurance that taxable distributions can always be avoided or that the Fund will achieve its investment objective.



Alpine Municipal    Each of the Funds are also subject to the following risks.
Money Market Fund
and Alpine Tax The Funds are subject to management risk and market risk. Optimized Income Management risk means that the Adviser's security selections
Fund                and other investment decisions might produce losses or cause a Fund to underperform when compared to other funds with similar investment goals. Market risk is the risk that the price of a security held by a Fund will fall due to changing market, economic or political conditions.

                    The Funds are subject to interest rate risk. Interest rate risk is the risk of a change in the price of a debt obligations when prevailing interest rates increase or decline. In general, if interest rates rise, the prices of debt obligations fall, and if interest rates fall, the prices of debt obligations rise. Changes in the values of debt obligations usually will not affect the amount of income a Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for debt obligations with longer maturities.

                    The Funds are subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the obligation and in some cases a decrease in income.

                    Municipal obligations are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable. Municipal obligations that are backed by the issuer's taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These municipal obligations may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other municipal obligations, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issue of the obligations.

                    Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease a Fund's income or hurt its ability to preserve capital and liquidity.

                    The credit quality and liquidity of a Fund's investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the Fund's investments. Adverse changes in the credit quality of these third parties could cause losses to a Fund and affect its share price.

                    Each Fund may invest in municipal derivative securities issued by partnerships and grantor trusts, which allows it to receive principal and interest payments related to underlying municipal bonds or notes. A Fund will hold these securities if it receives an opinion of legal counsel that the interest paid by them will be tax exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money. Alpine Municipal Money Market Fund invests in these securities only when the investment is consistent with the Fund's policy of maintaining a stable share price of $1.00.


Fund Performance    Because the Funds are newly  organized and do not yet have a performance history, a bar chart and total return tables showing the Funds' performance are not provided. The Funds intend to commence operations on _____________. Returns for the Adviser class may vary.


Fees and Expenses   This table  describes the fees and expenses that you may pay if you buy and hold shares of a Fund.



                                                                      Alpine Municipal Money  Alpine Tax Optimized
                                                                           Market Fund             Income Fund
                                                                           -----------             -----------

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                               None                   None
Maximum Deferred Sales Charge (Load)                                           None                   None
Redemption Fee* (as a percentage of an amount redeemed, if applicable)         None                  0.25%**
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees                                                               0.45%                   0.75%
Distribution and Service (12b-1) Fees                                         0.25%                   0.25%
Other Expenses***                                                             0.22%                   0.22%
Total Annual Fund Operating Expenses                                          0.92%                   1.22%
Waivers and/or Expense Reimbursements                                        -0.25%                  -0.37%
Net Expenses                                                                  0.67%                   0.85%

* A $15.00 charge is deducted from redemption proceeds if the proceeds are wired.


** A redemption fee (as a percentage of the net asset value of shares redeemed) will be imposed on redemptions effected within 30 days of purchase.

***  Based on estimated expenses for the current fiscal year.


**** The Adviser has agreed contractually to waive its fees and to absorb expenses of each Fund to the extent necessary to assure that ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) do not exceed 0.67% of Alpine Municipal Money Market Fund Adviser class's average daily net assets and 0.85% of Alpine Tax Optimized Income Fund Adviser class's average daily net assets. Each Fund has agreed to repay the Adviser in the amount of any fees waived and expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the Fund's annual expense limitation to be exceeded. This arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination. Absent the fee waiver, the total annual operating expense of the Alpine Municipal Money Market and Alpine Tax Optimized Income Funds would be 0.92% and 1.22% respectively.


EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs or investment returns may be higher or lower, based on these assumptions, the costs would be:

                                          1 Year               3 Years
                                        ----------------------------------------
Alpine Municipal Money Market Fund         $68                  $214
                                        ----------------------------------------
Alpine Tax Optimized Income Fund           $87                  $271
--------------------------------------------------------------------------------

The Funds' Investments and Related Risks

Alpine Municipal Money Market Fund

The Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of the AMT. A substantial portion of the Fund's distributions to investors who are subject to AMT may not be exempt from federal income tax. If this is the case, the Fund's net return to those investors may be lower than to investors not subject to AMT. The Fund may invest up to 20% of its net assets in taxable debt obligations of comparable quality to its investments in municipal obligations, including obligations issued by the U.S. government, its agencies and instrumentalities, bank and corporate obligations and short-term debt securities. The Fund may also invest its assets in the securities of other investment companies to the extent permitted by the Investment Company Act of 1940 (1940 Act). To the extent the Fund holds taxable securities, some income the Fund pays may be taxable.

The Fund's policy to invest at least 80% of its net assets in municipal obligations the income from which is exempt from federal income tax other than the AMT is fundamental and may not be changed without shareholder approval. However, notwithstanding this policy, the Fund may invest all of its assets in a single open-end management investment company that has the same investment objective and substantially the same investment policies as the Fund. In addition, the Fund may change any of its other investment policies without shareholder approval. During periods of adverse conditions in the markets for municipal obligations, the Fund may temporarily invest all or a substantial portion of its assets in cash or high quality, short-term taxable debt securities, without limit. The Fund will not be pursuing its investment objective of seeking tax-exempt income in these circumstances.

Alpine Tax Optimized Income Fund

The Fund may invest in debt obligations of municipal issuers and of the U.S. government, its agencies or instrumentalities and corporate issuers. It may also invest in money market instruments, which are high quality short-term debt obligations. The Fund may invest in mortgage-related and asset-backed securities. The securities in which the Fund may invest may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity. The Fund invests primarily in investment grade debt obligations. These include debt obligations rated at the time of purchase by the Fund BBB or better by S&P or Baa or better by Moody's or the equivalent by another NRSRO or, if unrated, determined to be of comparable quality by the Adviser.

The Fund may invest in mortgage-related and asset-backed securities. Mortgage-related securities are securities that represent interests in pools of mortgages whereby the principal and interest paid every month is passed through to the holders of the securities. Asset-backed securities are securities that represent interests in a stream of payments from specific assets, such as auto or credit card receivables. These securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security. This could reduce the Funds' share price and its income distributions.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or dealer) to repurchase the security at an agreed upon price and specified future date. The repurchase price reflects an agreed upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed upon price on the delivery date. However this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase the Fund's expenses. The Adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

The Fund may change any of the investment policies described above (and its investment objective) without shareholder approval. The Fund will not change its investment objective without providing at least 60 days' prior notice to shareholders. During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, debt securities, including money market instruments, or it may hold cash. The Fund will not be pursuing its investment objective in these circumstances.

Alpine Municipal Money Market Fund and Alpine Tax Optimized Income Fund Municipal obligations are debt obligations issued by or for U.S. states, territories, and possessions and the District of Columbia and their political subdivisions, agencies, and instrumentalities. Municipal obligations can be issued to obtain money for public purposes or for privately operated facilities or projects. Municipal obligations may pay interest that is exempt from federal income tax. Examples of municipal obligations are general obligation bonds, revenue bonds, industrial development bonds, notes, and municipal lease obligations.

The Adviser determines an investment's credit quality rating at the time of investment by conducting credit research and analysis and by relying on ratings and reports issued by NRSROs. If an investment is not rated, the Adviser relies on its credit research and analysis to rate the investment. The Funds may invest in illiquid securities. Illiquid securities include securities that have legal or contractual restrictions on resale, securities that are not readily marketable, and repurchase agreements maturing in more than seven days. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired or at prices approximating the value at which the Fund is carrying the securities. Alpine Municipal Money Market Fund may invest up to 10% of the value of its net assets, and Alpine Tax Optimized Income Fund may invest up to 15% of the value of its net assets, in illiquid securities.


The Funds may invest in restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act").
Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities that are not publicly traded. The Adviser determines liquidity of Rule 144A securities held by the Fund according to guidelines adopted by the Trusts' Board of Trustees. The Board of Trustees monitors the application of those guidelines. Restricted securities eligible for resale pursuant to Rule 144A, which are determined to be liquid under these guidelines, are not subject to the limit on a Fund's investments in illiquid securities.


Each Fund may enter into transactions to purchase a security on a when-issued or delayed delivery basis in which it commits to buy a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement. At the time of settlement, the value of a security may be less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transactions; if the other party fails to do so, the Fund may be disadvantaged. A Fund does not intend to purchase securities on a when-issued or delayed delivery basis for speculative purposes, but only in furtherance of its investment objective.

Management of the Funds

The management of the Funds is supervised by the Board of Trustees of Alpine Income Trust (the "Trust"). Alpine Management & Research, LLC (the "Adviser"), 2500 Westchester Avenue, Purchase, New York 10577-2540, serves as the investment adviser of each Fund. The Adviser has the responsibility for the management and implementation of each Fund's investment program, under the supervision of the Board of Trustees. The Adviser provides investment advisory services to other advisory clients in addition to the Funds, including other investment company portfolios. Mr. Samuel A. Lieber is the controlling person of the Adviser. He founded the Adviser in 1998. Alpine Municipal Money Market Fund pays the Adviser a monthly fee computed at the annual rate of .45% of the average daily net assets of the Fund. Alpine Tax Optimized Income Fund pays the Adviser a monthly fee computed at the annual rate of .75% of the average daily net assets of the Fund. The total estimated annual expenses of the Fund are set forth in the section titled "Fees and Expenses."

Portfolio Manager

Mr. Steven C. Shachat serves as portfolio manager of each Fund and is the person who has day-to-day responsibility for managing each Fund's investment portfolio.

Steven C. Shachat is a Managing Director of the Adviser with which he has been since September 2002. From 1988 until 2001, he was a senior portfolio manager with Evergreen Investment Management Company LLC where he was responsible for the daily investing, investment strategy and research coordination for multiple fixed-income products.


How to Buy Shares

You may purchase shares of the Funds on any day the New York Stock Exchange (the "NYSE") is open. The minimum initial investment in each Fund is $2,500. The minimum may be waived in certain situations. There is no minimum for subsequent investments. Shares will be issued at the net asset value per share next computed after the receipt of your purchase request, together with payment in the amount of the purchase. Stock certificates will not be issued except if requested. Instead, your ownership of shares will be reflected in your account records with the Funds. Your share price will be the next NAV calculated after the Transfer Agent receives your request in good order. All requests received in good order before 4 p.m. (Eastern Time) will be processed on that same day. Requests received after 4 p.m. will receive the next business day's NAV.

Purchases by Mail

To make an initial purchase by mail:
o    Complete the enclosed Application.
o Mail the Application, together with a check made payable to the Alpine Funds to: Alpine Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202. (Payment should be made by check drawn on a U.S. bank, savings and loan, or credit union. Checks not drawn on U.S. banks will be subject to foreign collection, which will delay the investment date, and will be subject to processing fees. The Funds do not accept third party checks, U.S. Treasury checks, credit card checks, starter checks or cash, including cashier's checks or money orders.)
o Subsequent investments may be made in the same manner, but you need not include an Application. When making a subsequent investment, use the return remittance portion of your statement, or indicate on the face of your check, the name of the Fund in which the investment is to be made, the exact title of the account, your address, and your Fund account number.

In compliance with the USA Patriot Act of 2001, please note that the Funds' transfer agent will verify certain information on your account application as part of the Funds' Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Funds' transfer agent at 1-888-785-5578 if you need additional assistance when completing your application.

Purchases by Wire

To make an initial purchase by wire:

o    Call the Alpine Funds at 1-888-785-5578 for an account number.

o Instruct your bank (which may charge a fee) to wire federal funds to U.S. Bank, N.A., as follows:

      U.S. Bank, N.A.
      777 East Wisconsin Avenue
      Milwaukee, WI 53202
      ABA No. 042000013
      Credit U.S. Bancorp Fund Services, LLC
      DDA No. 112-952-137
      Attn.: Alpine Funds, New Account
      For: Account Name (Name of Investor)

o The wire must specify the Fund in which the investment is being made, account registration, and account number.
o A completed Application must also be sent to the Alpine Funds, indicating that the shares have been purchased by wire, giving the date the wire was sent and referencing your account number with the Fund.
o Subsequent wire investments may be made by following the same procedures. However, you need not call for another account number if you are purchasing shares of a Fund in which you already own shares.

How the Funds Value Their Shares

The net asset value of shares of each Fund is calculated by dividing the value of the Fund's net assets by the number of outstanding shares. Net asset value is determined each day the NYSE is open as of the close of regular trading (normally, 4 p.m., Eastern Time). In computing net asset value, portfolio securities of each Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value as determined by the Board of Trustees of the Trust. Non-dollar denominated securities are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities.


In determining the value of Alpine Municipal Money Market Fund's assets, securities held by the Fund are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold. Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.

In computing the value of Alpine Tax Optimized Income Fund's net assets, securities held by the Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value as determined by the Board of Trustees of the Trust.


Shares of both Funds are entitled to receive any dividends declared starting on the next business day after the purchase is effected. However, shares of Alpine Municipal Money Market Fund are entitled to receive dividends beginning on the day of purchase if the purchase is effected prior to 10:30 a.m.

Additional Information
If your purchase transaction is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss a Fund or the Adviser incurs and you will be subject to a returned check fee of $25. If you are an existing shareholder of any of the Funds, a Fund may redeem shares from your account in any of the Funds to reimburse the Fund or the Adviser for the loss. In addition, you may be prohibited or restricted from making further purchases of shares.

How to Redeem Shares
You may redeem shares of the Funds on any day the NYSE is open through your financial intermediary. The price you will receive is the net asset value per share next computed after your redemption request is received in proper form. Redemption proceeds generally will be sent to you within seven days. However, if shares have recently been purchased by check, redemption proceeds will not be sent until your check has been collected (which may take up to ten business days). Once a redemption request has been placed, it is irrevocable and may not be modified or canceled. Redemption requests received after 4 p.m. (Eastern
Time) will be processed using the net asset value per share determined on the next business day. Brokers and other financial intermediaries may charge a fee for handling redemption requests.

Shares of both Funds are entitled to receive dividends declared on the day they are redeemed. However, with respect to Alpine Municipal Money Market Fund, shares are not entitled to receive any dividends declared on the day of the redemption if the redemption request is received prior to 10:30 a.m., Eastern time.

Redeeming Shares by Mail

To redeem shares by mail:

Send a signed letter of instruction and, if certificates for shares have been issued, the signed certificates and an executed stock power form to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202. (Stock power forms are available from your financial intermediary, the Alpine Funds, and most commercial banks.)

o Additional documentation is required for the redemption of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners.

o Signature guarantees are required for all written requests to redeem shares with a value of more than $50,000 or if the redemption proceeds are to be mailed to an address other than that shown in your account registration. A signature guarantee must be provided by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Funds' transfer agent.

o Payment for the redeemed shares will be mailed to you by check at the address indicated in your account registration.

o    For further information, call 1-888-785-5578.

Redeeming Shares by Telephone

To redeem shares by telephone:

o Call 1-888-785-5578 between the hours of 8 a.m. and 7 p.m. (Central time) on any business day (i.e., any weekday exclusive of days on which the NYSE is closed). The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

o    Specify the amount of shares you want to redeem (minimum $1,000).

o Provide the account name, as registered with a Fund, and the account number.

o Redemption proceeds either will be (i) mailed to you by check at the address indicated in your account registration or, if requested, (ii) wired to an account at a commercial bank that you have previously designated. A $15 charge is deducted from redemption proceeds if the proceeds are wired. This charge is subject to change without notice (minimum wire amount $500).

o During periods of unusual economic or market conditions, you may experience difficulty effecting telephone redemption. In that event, you should follow the procedures for redemption by mail, but send your written request by overnight courier to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

o The telephone redemption procedure may not be used to redeem shares for which certificates have been issued.

To redeem shares by telephone, you must indicate this on your Application and choose how the redemption proceeds are to be paid. To authorize telephone redemption after establishing your account, or to change instructions already given, send a signed written request to the Alpine Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202. Signatures must be guaranteed by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Funds' transfer agent. You should allow approximately ten business days for the form to be processed.

Reasonable procedures are used to verify that telephone redemption requests are genuine. These procedures include requiring some form of personal identification and tape recording of conversations. If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions. Each Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days.

With respect to Alpine Tax Optimized Income Fund only, a fee equal to 0.25% of the net asset value of shares redeemed will be imposed upon redemptions of shares (including exchanges and involuntary redemptions) effected within 30 days of purchase. Redemption fees are paid to the Fund. Redemption fees are not applicable to the redemption of shares purchased through reinvested dividends.

A Fund may pay redemption proceeds by distributing securities held by the Fund, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder whose redemption of shares during any 90-day period do not have a value exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund, will not be subject to this procedure. In unusual circumstances, the Fund may suspend the right of redemption or postpone payment of redemption proceeds for more than seven days as permitted under the 1940 Act.


Exchange Privilege

You may exchange some or all of your shares of a Fund for shares of the same class of Fund in the Trust. You may do this through your financial intermediary or by telephone or mail as described below. An exchange involves the redemption of shares of one Fund and the purchase of shares of another Fund. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges are made on the basis of the relative net asset values of the shares being exchanged next determined after an exchange request is received. An exchange which represents an initial investment in a Fund is subject to the minimum investment requirements of that Fund. Exchanges are subject to a $5.00 fee. In addition, brokers and other financial intermediaries may charge a fee for processing exchange requests.

The Funds each have different investment objectives and policies. You should review the objective and policies of the Fund whose shares will be acquired in an exchange before placing an exchange request. An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. You are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. The exchange privilege may be modified or discontinued at any time by the Funds upon sixty days' notice and is only available in states in which shares of the Fund being acquired may lawfully be sold.

Exchanges by Telephone
To exchange shares by telephone:

o    Call 1-888-785-5578.

o    Shares exchanged by telephone must have a value of $1,000 or more.

o Exchange requests received after 4 p.m. (Eastern Time) will be processed using the net asset value determined on the next business day.

o During periods of unusual economic or market conditions, you may experience difficulty in effecting a telephone exchange. You should follow the procedures for exchanges by mail if you are unable to reach the Funds by telephone, but send your request by overnight courier to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

o The telephone exchange procedure may not be used to exchange shares for which certificates have been issued. To exchange shares by telephone, you must indicate this on the Application. To authorize telephone exchanges after establishing your Fund account, send a signed written request to the Alpine Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

Reasonable procedures are used to verify that telephone exchange instructions are genuine. If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions. A telephone exchange may be refused by a Fund if it is believed advisable to do so. Procedures for exchanging shares by telephone may be modified or terminated at any time.

Exchanges by Mail

To exchange shares by mail:

o Send a written request using the procedures for written redemption requests (however, no signature guarantee is required).

o If certificates for the shares being exchanged have been issued, the signed certificates and a completed stock power form must accompany your written request.

o    For further information, call 1-888-785-5578.

Shareholder Services

The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary or call 1-888-785-5578. Some services are described in more detail in the Application.

Systematic Investment Plan. You may make regular monthly or quarterly investments automatically in amounts of not less than $25 per month. The minimum initial investment requirement does not apply if you establish a Systematic Investment Plan. However, each Fund reserves the right to close an account that through redemptions or termination of the Systematic Investment Plan has not reached a minimum balance of $2,500 ($250 for retirement accounts) within 24 months from the date of initial investment. Shares purchased using the Systematic Investment Plan may not be redeemed for ten business days from the date of investment.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. If a telephone investment request is received by 4 p.m. (Eastern
Time), shares will be purchased two days after the date the request is received. Shares purchased under the Telephone Investment Plan may not be redeemed for ten business days from the date of investment.

Systematic Cash Withdrawal Plan. If your account has a value of $10,000 or more, you may participate in the Systematic Cash Withdrawal Plan. Under this plan, you may elect to receive (or designate a third party to receive) regular monthly or quarterly checks in a stated amount of not less than $75. Shares will be redeemed as necessary to make those payments. To participate in the Systematic Cash Withdrawal Plan, you must elect to have dividends and capital gain distributions on your Fund shares reinvested.

Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified employee benefit and savings plans may make shares of the Funds available to their participants. The Adviser may provide compensation to organizations providing administrative and record keeping services to those plans.

Automatic Reinvestment Plan. For your convenience, all dividends and distributions of a Fund are automatically reinvested in full and fractional shares of that Fund at the net asset value per share at the close of business on the record date, unless you request otherwise in writing. A written request to change your dividend reinvestment election must be received at least three full business days before a given record date to be effective on that date. If you elect to receive dividends or distributions in cash and the U.S. Postal Service cannot deliver the checks, or if a check remains uncashed for six months or more, the dividends or distributions will be reinvested in shares at the net asset value in affect at the time of reinvestment.

Tax Sheltered Retirement Plans. Eligible investors may open a pension or profit sharing account in a Fund under the following prototype retirement plans: (i) Individual Retirement Accounts ("IRAs") and Rollover IRAs; and (ii) Simplified Employee Pensions (SEPs) for sole proprietors, partnerships and corporations.


Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.


Net Asset Value

Net asset value per share of each Fund is computed on each business day. It is calculated by dividing the value of a Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding.

In determining the value of Alpine Municipal Money Market Fund's assets, securities held by the Fund are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold. Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.

In computing the value of Alpine Tax Optimized Income Fund's net assets, securities held by the Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value as determined by the Board of Trustees of the Trust.


Distribution of Fund Shares

Distributor

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as distributor and principal underwriter to the Funds. Quasar Distributors, LLC is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund are offered on a continuous basis.

Distribution and Shareholder Servicing Plan

The Trust, on behalf of each class of the Fund, has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, to provide certain distribution and shareholder-servicing activities for the Fund and its shareholders. Money Market Adviser class and the Tax Optimized Income Adviser class may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder-servicing activities. Rule 12b-1 fees finance distribution activities that promote the sale of the Fund's shares. Distribution activities include, but are not necessarily limited to, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel. Shareholder services may include among other things, assisting investors in processing their purchase, exchange, or redemption request, or processing dividend and distribution payments. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Dividends and Distributions


Dividends are declared and accrued daily on each business day based upon the Fund's net investment income (i.e., income other than net realized capital gains), and are paid monthly. Net realized capital gains, if any, may be declared and paid annually at the end of the Fund's fiscal year in which they have been earned. All dividends and other distributions are automatically reinvested in full and fractional shares of a Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the Funds' transfer agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.


To satisfy certain distribution requirements of the Internal Revenue Code, a Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

Taxes

Each Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net income to shareholders.

Federal Taxation of Shareholders
Tax-exempt Distributions. Dividends of tax-exempt interest paid by the Funds from municipal obligations are generally exempt from federal income taxes, but may be subject to state and local tax. Also, investors that are subject to the federal alternative minimum tax (AMT) may have to pay federal tax on a substantial portion of their income from exempt-interest dividends.

Taxable Distributions. Dividend distributions, whether received in cash or reinvested in additional shares, will be taxable as ordinary income. Distributions of net long-term capital gains are generally taxable as long-term capital gains. Since the Funds do not expect to earn dividend income, the dividends and other distributions a Fund pays will generally not qualify for the dividends-received deduction available to corporate investors. In January of each year, each Fund will send investors a statement showing the tax status of distributions for the past calendar year.

The Fund is required to withhold a "backup withholding" tax with respect to all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. For amounts paid during 2002 and 2003, the back-up withholding rate is 30%. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

State And Local Taxes

Dividends and other distribution paid by the Funds and received by an investor may be subject to state and local taxes. However, a state or municipality may not charge state or local taxes on dividends of tax-exempt interest earned on certain bonds. In addition, although shareholders do not directly receive interest on U.S. government securities held by a Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income form certain types of repurchase agreements involving U.S. government securities does not constitute interest on U.S. government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. government securities.

The discussion set forth above and the discussion in the Statement of Additional Information under the heading "Additional Tax Information" regarding federal and state income taxation is included for general information only. You should consult your tax advisor concerning the federal and state tax consequences of an investment in a Fund.

Additional Information

Organization


The Trust is a Delaware statutory trust that was organized on September 23, 2002. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. The Trust has two series of its shares outstanding. Each series represents an interest in a separate investment portfolio. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.


Shareholders of each Fund are entitled to vote, together with the holders of any other series of the Trust, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the 1940 Act or the Trust's Declaration of Trust. On these other matters, shares of each Fund will generally be voted as a separate class. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so.

Custodian

U.S. Bank National Association (the "Custodian") is the Funds' custodian. The Custodian maintains custody of all securities and cash assets of each Fund and is authorized to hold these assets in securities depositories and to use subcustodians.

Distributor


Quasar Distributors, LLC serves as the distributor of the Funds' shares. The Distributor is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202.


Administrator and Transfer Agent


U.S. Bancorp Fund Services, LLC (the "Administrator") provides administrative services to each Fund. These services include: overseeing the preparation and maintenance of all documents and records required to be maintained; preparing and updating regulatory filings, prospectuses and shareholder reports; supplying personnel to serve as officers of the Trust; and preparing materials for meetings of the Board of Trustees and shareholders. In addition, the Administrator provides Fund accounting services. The Administrator also serves as each Fund's transfer agent, shareholder servicing agent and dividend disbursing agent.

The Fund may also contract with other entities to provide sub-transfer agent services to shareholders. Shareholders of the Funds should call 1-888-785-5578 with any questions regarding transactions in shares of the Fund or share account balances.


Independent Auditors

PricewaterhouseCoopers LLP are the independent auditors of the Trust and are responsible for auditing the financial statements of each Fund.


  Privacy Policy

The Fund collects non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with others or us.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.



INVESTMENT ADVISER


Alpine Management & Research, LLC
2500 Westchester Avenue, Suite 215
Purchase, New York 10577-2540

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202


CUSTODIAN

U.S. Bank National Association
U.S. Bank Place
601 Second Avenue South
Minneapolis, Minnesota 55402

INDEPENDENT AUDITORS


PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, WI  53202


LEGAL COUNSEL


Spitzer & Feldman, P.C.
405 Park Avenue
New York, New York 10022


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's Statement of Additional Information. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.


This page intentionally left blank.




This Prospectus sets forth concisely the information about each Fund and the Trust that you should know before investing. Additional information about the Funds and the Trust has been filed with the Securities and Exchange Commission
(SEC) in a Statement of Additional Information (SAI) dated______________________, 2003. The SAI is incorporated herein by reference and is available without charge by writing to the Funds or by calling 1-888-785-5578.


Additional information about each Fund's investments will be available in the Trust's annual and semi-annual reports to shareholders. The annual report will contain a discussion of market conditions and investment strategies that affected a Fund's performance during its last fiscal year. If you have questions regarding a Fund, shareholder accounts, dividends or share purchase and redemption procedures, please call 1-888-785-5578.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room can be obtained by calling the SEC at
(202) 942-8090. Information about the Funds is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.




                                       Investment Company Act File No. 811-21210





                                  Subject to completion dated September 10, 2003


The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


(LOGO)


Alpine Municipal Money Market Fund
Alpine Tax Optimized Income Fund
Investor Class


PROSPECTUS


Series of Alpine Income Trust
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

For more information call 1-888-785-5578

or
View our website at www.alpinefunds.com


Dated ___________________ 2003




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities as an investment and has not passed on the adequacy or accuracy of the information in this prospectus. It is a criminal offense to state otherwise.


This page intentionally left blank.





Alpine Income Trust               Table of Contents                         Page

About the Funds................................................................3
   Investment Objectives.......................................................3
   Principal Investment Strategies.............................................4
   Who Should Invest in the Funds..............................................6
   Main Risks..................................................................6
   Fund Performance............................................................9
   Fees and Expenses...........................................................9
   Management Fees.............................................................9
   Net Expenses................................................................9
The Funds' Investments and Related Risks......................................10
Management of the Funds.......................................................12
Purchases by Mail.............................................................13
Purchases by Wire.............................................................13
How the Funds Value Their Shares..............................................14
Additional Information........................................................14
Redeeming Shares by Mail......................................................15
Redeeming Shares by Telephone.................................................15
Check Redemption Privilege--Alpine Municipal Money Market Fund................16
Exchanges by Telephone........................................................17
Exchanges by Mail.............................................................18
   Anti-Money Laundering Program..............................................20
Net Asset Value...............................................................26
Distribution of Fund Shares...................................................27
   Distributor................................................................27
   Distribution and Shareholder Servicing Plan................................27
Description of Classes........................................................27
   Advisers Class Shares......................................................27
   Investor Class Shares......................................................28
Dividends and Distributions...................................................28
Taxes.........................................................................29
Additional Information........................................................30
   Organization...............................................................30
   Custodian..................................................................30
   Distributor................................................................30
   Administrator and Transfer Agent...........................................30
   Independent Auditors.......................................................31
Privacy Policy................................................................31




About the Funds


                    This prospectus describes the Investor class of shares for each Fund.


Investment          The investment  objective of Alpine  Municipal  Money Market
Objectives          Fund is to seek high  federally  tax-exempt  current  income consistent with preservation of capital and maintenance of liquidity.

                    The investment objective of Alpine Tax Optimized Income Fund is to seek high after-tax current income consistent with preservation of capital.

Principal           Alpine  Municipal  Money  Market  Fund  is  managed  to seek
Investment          attractive  yields and to  maintain a stable  share price of
Strategies          $1.00. Under normal circumstances, the Fund invests at least
Alpine Municipal 80% of its net assets in municipal obligations the income Money Market Fund from which is exempt from federal income tax other than the federal alternative minimum tax (AMT). These obligations include high quality, short-term debt obligations issued by states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. The Fund may also invest its assets in other high quality debt obligations that pay federally tax-exempt interest (other than AMT). The Fund's portfolio is managed by its investment adviser, Alpine
                    Management & Research, LLC.

                    As a money market fund, the Fund complies with Securities and Exchange Commission rules relating to the quality, maturity, liquidity and diversification of its portfolio investments that are designed to promote price stability. Under these standards, the Fund maintains an average portfolio maturity of 90 days or less (weighted by the relative values of its holdings), and generally does not invest in any securities with a remaining maturity of more than 397 days (approximately 13 months). In addition, the Fund invests only in securities that at the time of purchase are high quality, dollar-denominated obligations.



Alpine Tax          Alpine Tax  Optimized  Income  Fund  invests its assets in a
Optimized Income    combination of municipal  obligations that pay interest that
Fund                is free from federal income tax (other than AMT) and taxable debt  obligations.  The particular  combination and relative
                    weightings  of  municipal   obligations   and  taxable  debt
                    obligations  comprising the Fund's investment portfolio will vary over time,  depending on the types of investments  that the Fund's investment adviser, Alpine Management & Research,
                    LLC,  believes will generate the highest  after-tax  current income  consistent with  preservation  of capital.  The Fund expects that at least 50% of its net assets will normally be
                    invested  in  tax-exempt   obligations.   The  taxable  debt
                    obligations in which the Fund may invest include obligations issued or  guaranteed by the U.S.  government,  its agencies and instrumentalities,  domestic corporate debt obligations,
                    mortgage-related  and  asset-backed   securities  and  money
                    market instruments. In managing the Fund's investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return. The obligations in which the Fund invests may be of any maturity, but under normal market conditions, it is expected that the Fund's average portfolio maturity will range from two to three years and the Fund's target duration will range from one to two years.


                    The obligations in which the Fund invests must, at the time of purchase, be rated as investment grade by Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's), or the equivalent by another nationally recognized statistical rating organization (NRSRO), or if unrated, be determined by the Adviser to be of comparable quality. The Fund invests at least 50% of its net assets in obligations rated A or better. When the Adviser determines that an obligation is in a specific category, the Adviser may use the highest rating assigned to the obligation by any NRSRO. If an obligation's credit rating is downgraded after the Fund's investment, the Adviser monitors the situation to decide if the Fund needs to take any action such as selling the obligation.

                    In managing the Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management. In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Fund may invest. The Adviser seeks to enhance performance and to manage risk by underweighting or overweighting particular sectors. Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decisions to purchase and sell securities for the Fund. The Adviser considers economic factors to develop strategic forecasts as to the direction of interest rates. Based on these forecasts, the Adviser establishes the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For obligations owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The Fund's duration will be shorter than the Fund's average maturity because the maturity of an obligation only measures the time remaining until final payment of principal is due. The Adviser closely monitors the Fund's portfolio and makes adjustments as necessary.

                    Tax-Optimized Strategy. Most mutual funds focus on pre-tax returns and largely ignore shareholder tax considerations. By contrast, the Fund attempts to achieve high after-tax returns for shareholders by balancing investment considerations and tax considerations. The Fund seeks to achieve returns primarily in the form of current income and price appreciation. Among the techniques and strategies used in the tax-efficient management of the Funds are the following:

                    o analyzing after-tax returns of different securities in the fixed-income market;

                    o    attempting to minimize net realized short-term gains;

                    o in selling appreciated securities, selecting the most tax-favored share lots; and

                    o when appropriate, selling securities trading below their tax cost to realize losses.

                    In managing the Fund's investments, the Adviser seeks to reduce, but not to eliminate, the taxes incurred by shareholders in connection with the Fund's investment income and realized capital gains. Consistent with this goal, the Adviser seeks to limit the portion of the Fund's distributions that will be taxable as ordinary income. The Fund typically will sell portfolio securities when the Adviser believes that the anticipated performance benefit justifies the resulting tax liability. There is no assurance that taxable distributions can be avoided.


Who Should Invest   Alpine Municipal Money Market Fund is designed for investors
in the Funds        who are in high tax brackets and seek current income that is free from federal income tax consistent with preservation of capital.


                    Alpine Tax Optimized Income Fund is designed for investors who are in high tax brackets, want to emphasize after-tax investment returns and seek a tax-sensitive, income-producing investment with risk/return potential higher than that of a money market fund, but generally less than that of longer duration bond funds.


Main Risks          An  investment in the Fund is not a deposit of a bank and is
Alpine Municipal not insured or guaranteed by the Federal Deposit Insurance Money Market Fund Corporation or any other U.S. government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share,  no assurance can be given that this goal will be achieved  or that  the  Fund  will  achieve  its  investment objective.  Thus,  it is possible to lose money by investing in the Fund.  The Fund's  yield will vary as the  short-term
                    securities   mature  and  the  proceeds  are  reinvested  in
                    securities with different interest rates. An investment in the Fund does not constitute a balanced investment program.
                    The interest income distributed by the Fund that is derived from certain tax-exempt municipal obligations may be subject to the federal AMT for individuals and corporations. There is no limitation on the portion of the Fund's assets that may be invested in municipal obligations subject to AMT. An investor should consult his or her tax adviser for more information.

                    From time to time, the Fund may invest 25% or more of its assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are
                    (i) obligations, the interest on which is paid from revenues of similar type projects and (ii) obligations whose issuers are located in the same state.

Alpine Tax          An  investment in the Fund is not a deposit of a bank and is
Optimized Income    not insured or guaranteed by the Federal  Deposit  Insurance
Fund                Corporation  or any  other  U.S.  government  agency.  It is possible to lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program.


                    The Fund's share price and total return will vary, primarily in response to changes in interest rates. How well the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process. Although any rise in interest rates is likely to cause a fall in the prices of debt obligations, the Fund's comparatively short duration is intended to help keep its share price within a relatively narrow range. The Fund will generally earn less income and, during periods of declining interest rates, may provide lower total returns than funds with longer durations. Because of the high sensitivity of the Fund's mortgage-related and asset-backed securities to changes in interest rates, the performance and duration of the Fund may be more volatile than if the Fund did not hold these securities. The Fund's mortgage-related and asset-backed investments involve risk of losses due to prepayments that occur earlier or later than expected, and, like any bond, due to default.

                    Maximizing after-tax income may require trade-offs that reduce pre-tax income. Investors can expect the Fund generally to distribute a smaller percentage of its returns each year than most other mutual funds. The Fund's tax-aware strategies may reduce the taxable income of the Fund's shareholders, but will not eliminate it. There can be no assurance that taxable distributions can always be avoided or that the Fund will achieve its investment objective.



Alpine Municipal    Each of the Funds are also subject to the following risks.
Money Market Fund
and Alpine Tax The Funds are subject to management risk and market risk. Optimized Income Management risk means that the Adviser's security selections
Fund                and other investment decisions might produce losses or cause a Fund to underperform when compared to other funds with similar investment goals. Market risk is the risk that the price of a security held by a Fund will fall due to changing market, economic or political conditions.

                    The Funds are subject to interest rate risk. Interest rate risk is the risk of a change in the price of a debt obligations when prevailing interest rates increase or decline. In general, if interest rates rise, the prices of debt obligations fall, and if interest rates fall, the prices of debt obligations rise. Changes in the values of debt obligations usually will not affect the amount of income a Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for debt obligations with longer maturities.

                    The Funds are subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the obligation and in some cases a decrease in income.

                    Municipal obligations are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable. Municipal obligations that are backed by the issuer's taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These municipal obligations may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other municipal obligations, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issue of the obligations.

                    Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease a Fund's income or hurt its ability to preserve capital and liquidity.

                    The credit quality and liquidity of a Fund's investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the Fund's investments. Adverse changes in the credit quality of these third parties could cause losses to a Fund and affect its share price.

                    Each Fund may invest in municipal derivative securities issued by partnerships and grantor trusts, which allows it to receive principal and interest payments related to underlying municipal bonds or notes. A Fund will hold these securities if it receives an opinion of legal counsel that the interest paid by them will be tax exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money. Alpine Municipal Money Market Fund invests in these securities only when the investment is consistent with the Fund's policy of maintaining a stable share price of $1.00.


Fund                Because the Funds are newly  organized and do not yet have a
Performance         performance  history,  a bar chart and total  return  tables showing the Funds' performance are not provided.  The Fund's
                    Investor   class   intends   to   commence   operations   on
                    _____________. Returns for the two classes may vary.


Fees and Expenses   This table  describes the fees and expenses that you may pay if you buy and hold shares of a Fund.



                                                             Alpine Municipal Money  Alpine Tax Optimized
                                                                  Market Fund             Income Fund
                                                                  -----------             -----------

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                      None                   None
Maximum Deferred Sales Charge (Load)                                  None                   None
Redemption Fee* (as a percentage of an amount redeemed
, if applicable)                                                      None                   0.25%**
Annual Fund Operating Expenses (expenses that are deducted
from Fund assets)
Management Fees                                                      0.45%                   0.75%
Distribution and Service (12b-1) Fees                                 None                   None
Other Expenses***                                                    0.22%                   0.22%
Total Annual Fund Operating Expenses                                 0.67%                   0.97%
Waivers and/or Expense Reimbursements                               -0.25%                  -0.37%
Net Expenses                                                         0.42%                   0.60%

* A $15.00 charge is deducted from redemption proceeds if the proceeds are wired.

** A redemption fee (as a percentage of the net asset value of shares redeemed) will be imposed on redemptions effected within 30 days of purchase.

***  Based on estimated expenses for the current fiscal year.

**** The  Adviser  has  agreed  contractually  to waive  its fees and to  absorb expenses  of each Fund to the  extent  necessary  to assure  that  ordinary
     operating  expenses   (excluding   interest,   brokerage   commissions  and
     extraordinary  expenses)  do not  exceed  0.42% of Alpine  Municipal  Money
     Market Fund Investor  class's  average daily net assets and 0.60% of Alpine
     Tax Optimized Income Fund Investor  class's average daily net assets.  Each
     Fund has agreed to repay the  Adviser in the amount of any fees  waived and expenses  absorbed,  subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement;  and (2) the reimbursement may not be made if it would cause the Fund's annual  expense  limitation to be exceeded.  This arrangement  will  remain in effect  unless and until the Board of Trustees approves its modification or termination.  Absent the fee waiver, the total annual operating  expense of the Money Market and Tax Optimized Income Fund would have been 0.67% and 0.97%, respectively.


EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs or investment returns may be higher or lower, based on these assumptions, the costs would be:

                                        1 Year               3 Years
                                      ------------------------------------------
Alpine Municipal Money Market Fund       $43                   $135
                                      ------------------------------------------
Alpine Tax Optimized Income Fund         $61                   $192
--------------------------------------------------------------------------------

The Funds' Investments and Related Risks

Alpine Municipal Money Market Fund


The Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of the AMT. A substantial portion of the Fund's distributions to investors who are subject to AMT may not be exempt from federal income tax. If this is the case, the Fund's net return to those investors may be lower than to investors not subject to AMT. The Fund may invest up to 20% of its net assets in taxable debt obligations of comparable quality to its investments in municipal obligations, including obligations issued by the U.S. government, its agencies and instrumentalities, bank and corporate obligations and short-term debt securities. The Fund may also invest its assets in the securities of other investment companies to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"). To the extent the Fund holds taxable securities, some income the Fund pays may be taxable.


The Fund's policy to invest at least 80% of its net assets in municipal obligations the income from which is exempt from federal income tax other than the AMT is fundamental and may not be changed without shareholder approval. However, notwithstanding this policy, the Fund may invest all of its assets in a single open-end management investment company that has the same investment objective and substantially the same investment policies as the Fund. In addition, the Fund may change any of its other investment policies without shareholder approval. During periods of adverse conditions in the markets for municipal obligations, the Fund may temporarily invest all or a substantial portion of its assets in cash or high quality, short-term taxable debt securities, without limit. The Fund will not be pursuing its investment objective of seeking tax-exempt income in these circumstances.

Alpine Tax Optimized Income Fund

The Fund may invest in debt obligations of municipal issuers and of the U.S. government, its agencies or instrumentalities and corporate issuers. It may also invest in money market instruments, which are high quality short-term debt obligations. The Fund may invest in mortgage-related and asset-backed securities. The securities in which the Fund may invest may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity. The Fund invests primarily in investment grade debt obligations. These include debt obligations rated at the time of purchase by the Fund BBB or better by S&P or Baa or better by Moody's or the equivalent by another NRSRO or, if unrated, determined to be of comparable quality by the Adviser.

The Fund may invest in mortgage-related and asset-backed securities. Mortgage-related securities are securities that represent interests in pools of mortgages whereby the principal and interest paid every month is passed through to the holders of the securities. Asset-backed securities are securities that represent interests in a stream of payments from specific assets, such as auto or credit card receivables. These securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security. This could reduce the Funds' share price and its income distributions.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or dealer) to repurchase the security at an agreed upon price and specified future date. The repurchase price reflects an agreed upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed upon price on the delivery date. However this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase the Fund's expenses. The Adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

The Fund may change any of the investment policies described above (and its investment objective) without shareholder approval. The Fund will not change its investment objective without providing at least 60 days' prior notice to shareholders. During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, debt securities, including money market instruments, or it may hold cash. The Fund will not be pursuing its investment objective in these circumstances.

Alpine Municipal Money Market Fund and Alpine Tax Optimized Income Fund Municipal obligations are debt obligations issued by or for U.S. states, territories, and possessions and the District of Columbia and their political subdivisions, agencies, and instrumentalities. Municipal obligations can be issued to obtain money for public purposes or for privately operated facilities or projects. Municipal obligations may pay interest that is exempt from federal income tax. Examples of municipal obligations are general obligation bonds, revenue bonds, industrial development bonds, notes, and municipal lease obligations.

The Adviser determines an investment's credit quality rating at the time of investment by conducting credit research and analysis and by relying on ratings and reports issued by NRSROs. If an investment is not rated, the Adviser relies on its credit research and analysis to rate the investment. The Funds may invest in illiquid securities. Illiquid securities include securities that have legal or contractual restrictions on resale, securities that are not readily marketable, and repurchase agreements maturing in more than seven days. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired or at prices approximating the value at which the Fund is carrying the securities. Alpine Municipal Money Market Fund may invest up to 10% of the value of its net assets, and Alpine Tax Optimized Income Fund may invest up to 15% of the value of its net assets, in illiquid securities.


The Funds may invest in restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act").
Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities that are not publicly traded. The Adviser determines liquidity of Rule 144A securities held by the Fund according to guidelines adopted by the Trusts' Board of Trustees. The Board of Trustees monitors the application of those guidelines. Restricted securities eligible for resale pursuant to Rule 144A, which are determined to be liquid under these guidelines, are not subject to the limit on a Fund's investments in illiquid securities.


Each Fund may enter into transactions to purchase a security on a when-issued or delayed delivery basis in which it commits to buy a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement. At the time of settlement, the value of a security may be less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transactions; if the other party fails to do so, the Fund may be disadvantaged. A Fund does not intend to purchase securities on a when-issued or delayed delivery basis for speculative purposes, but only in furtherance of its investment objective.

Management of the Funds


The management of the Funds is supervised by the Board of Trustees of Alpine Income Trust (the "Trust"). Alpine Management & Research, LLC (the "Adviser"), 2500 Westchester Avenue, Suite 215, Purchase, New York 10577-2540, serves as the investment adviser of each Fund. The Adviser has the responsibility for the management and implementation of each Fund's investment program, under the supervision of the Board of Trustees. The Adviser provides investment advisory services to other advisory clients in addition to the Funds, including other investment company portfolios. Mr. Samuel A. Lieber is the controlling person of the Adviser. He founded the Adviser in 1998. Alpine Municipal Money Market Fund pays the Adviser a monthly fee computed at the annual rate of 0.45% of the average daily net assets of the Fund. Alpine Tax Optimized Income Fund pays the Adviser a monthly fee computed at the annual rate of 0.75% of the average daily net assets of the Fund. The total estimated annual expenses of the Fund are set forth in the section titled, "Fees and Expenses."


Portfolio Manager

Mr. Steven C. Shachat serves as portfolio manager of each Fund and is the person who has day-to-day responsibility for managing each Fund's investment portfolio.

Steven C. Shachat is a Managing Director of the Adviser with which he has been since September 2002. From 1988 until 2001, he was a senior portfolio manager with Evergreen Investment Management Company LLC where he was responsible for the daily investing, investment strategy and research coordination for multiple fixed-income products.


How to Buy Shares
You may purchase shares of the Funds on any day the New York Stock Exchange (the "NYSE") is open. The minimum initial investment in each Fund is $2,500. The minimum may be waived in certain situations. There is no minimum for subsequent investments. Shares will be issued at the net asset value per share next computed after the receipt of your purchase request, together with payment in the amount of the purchase. Stock certificates will not be issued except if requested. Instead, your ownership of shares will be reflected in your account records with the Funds. Your share price will be the next NAV calculated after the Transfer Agent receives your request in good order. All requests received in good order before 4 p.m. (Eastern Time) will be processed on that same day. Requests received after 4 p.m. will receive the next business day's NAV.

Purchases by Mail

To make an initial purchase by mail:

o    Complete the enclosed Application.

o Mail the Application, together with a check made payable to the Alpine Funds to: Alpine Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202. (Payment should be made by check drawn on a U.S. bank, savings and loan, or credit union. Checks not drawn on U.S. banks will be subject to foreign collection, which will delay the investment date, and will be subject to processing fees. The Funds do not accept third party checks, U.S. Treasury checks, credit card checks, starter checks or cash, including cashier's checks or money orders.)

o Subsequent investments may be made in the same manner, but you need not include an Application. When making a subsequent investment, use the return remittance portion of your statement, or indicate on the face of your check, the name of the Fund in which the investment is to be made, the exact title of the account, your address, and your Fund account number.

In compliance with the USA Patriot Act of 2001, please note that the Funds' transfer agent will verify certain information on your account application as part of the Funds' Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Funds' transfer agent at 1-888-785-5578 if you need additional assistance when completing your application.

Purchases by Wire

To make an initial purchase by wire:

o    Call the Alpine Funds at 1-888-785-5578 for an account number.

o Instruct your bank (which may charge a fee) to wire federal funds to U.S. Bank, N.A., as follows:

      U.S. Bank, N.A.
      601 Second Avenue South
      Minneapolis, MN 55402
      ABA No. 042000013
      Credit U.S. Bancorp Fund Services, LLC
      DDA No. 112-952-137
      Attn.: Alpine Funds, New Account
      For: Account Name (Name of Investor)

o The wire must specify the Fund in which the investment is being made, account registration, and account number.
o A completed Application must also be sent to the Alpine Funds, indicating that the shares have been purchased by wire, giving the date the wire was sent and referencing your account number with the Fund.
o Subsequent wire investments may be made by following the same procedures. However, you need not call for another account number if you are purchasing shares of a Fund in which you already own shares.

How the Funds Value Their Shares

The net asset value of shares of each Fund is calculated by dividing the value of the Fund's net assets by the number of outstanding shares. Net asset value is determined each day the NYSE is open as of the close of regular trading (normally 4 p.m., Eastern Time). In computing net asset value, portfolio securities of each Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value as determined by the Board of Trustees of the Trust. Non-dollar denominated securities are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities.

In determining the value of Alpine Municipal Money Market Fund's assets, securities held by the Fund are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold. Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.

In computing the value of Alpine Tax Optimized Income Fund's net assets, securities held by the Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value as determined by the Board of Trustees of the Trust.

Shares of both Funds are entitled to receive any dividends declared starting on the next business day after the purchase is effected. However, shares of Alpine Municipal Money Market Fund are entitled to receive dividends beginning on the day of purchase if the purchase is effected prior to 10:30 a.m.

Additional Information

If your purchase transaction is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss a Fund or the Adviser incurs and you will be subject to a returned check fee of $25. If you are an existing shareholder of any of the Funds, a Fund may redeem shares from your account in any of the Funds to reimburse the Fund or the Adviser for the loss. In addition, you may be prohibited or restricted from making further purchases of shares.

How to Redeem Shares

You may redeem shares of the Funds on any day the NYSE is open. The price you will receive is the net asset value per share next computed after your redemption request is received in proper form. Redemption proceeds generally will be sent to you within seven days. However, if shares have recently been purchased by check, redemption proceeds will not be sent until your check has been collected (which may take up to ten business days). Once a redemption request has been placed, it is irrevocable and may not be modified or canceled. Redemption requests received after 4 p.m. (Eastern Time) will be processed using the net asset value per share determined on the next business day. Brokers and other financial intermediaries may charge a fee for handling redemption requests.

Shares of both Funds are entitled to receive dividends declared on the day they are redeemed. However, with respect to Alpine Municipal Money Market Fund, shares are not entitled to receive any dividends declared on the day of the redemption if the redemption request is received prior to 10:30 a.m., Eastern time.

Redeeming Shares by Mail

To redeem shares by mail:

Send a signed letter of instruction and, if certificates for shares have been issued, the signed certificates and an executed stock power form, to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202. (Stock power forms are available from your financial intermediary, the Alpine Funds, and most commercial banks.)

o Additional documentation is required for the redemption of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners.
o Signature guarantees are required for all written requests to redeem shares with a value of more than $50,000 or if the redemption proceeds are to be mailed to an address other than that shown in your account registration. A signature guarantee must be provided by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Funds' transfer agent.
o Payment for the redeemed shares will be mailed to you by check at the address indicated in your account registration.
o    For further information, call 1-888-785-5578.

Redeeming Shares by Telephone

To redeem shares by telephone:

o Call 1-888-785-5578 between the hours of 8 a.m. and 7 p.m. (Central time) on any business day (i.e., any weekday exclusive of days on which the NYSE is closed). The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.
o    Specify the amount of shares you want to redeem (minimum $1,000).
o Provide the account name, as registered with a Fund, and the account number.
o Redemption proceeds either will be (i) mailed to you by check at the address indicated in your account registration or, if requested, (ii) wired to an account at a commercial bank that you have previously designated. A $15 charge is deducted from redemption proceeds if the proceeds are wired. This charge is subject to change without notice (minimum wire amount $500).
o During periods of unusual economic or market conditions, you may experience difficulty effecting telephone redemption. In that event, you should follow the procedures for redemption by mail, but send your written request by overnight courier to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.
o The telephone redemption procedure may not be used to redeem shares for which certificates have been issued.

To redeem shares by telephone, you must indicate this on your Application and choose how the redemption proceeds are to be paid. To authorize telephone redemption after establishing your account, or to change instructions already given, send a signed written request to the Alpine Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202. Signatures must be guaranteed by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Funds' transfer agent. You should allow approximately ten business days for the form to be processed.

Reasonable procedures are used to verify that telephone redemption requests are genuine. These procedures include requiring some form of personal identification and tape recording of conversations. If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions. Each Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days.

With respect to Alpine Tax Optimized Income Fund only, a fee equal to 0.25% of the net asset value of shares redeemed will be imposed upon redemptions of shares (including exchanges and involuntary redemptions) effected within 30 days of purchase. Redemption fees are paid to the Fund. Redemption fees are not applicable to the redemption of shares purchased through reinvested dividends.

A Fund may pay redemption proceeds by distributing securities held by the Fund, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder whose redemption of shares during any 90-day period do not have a value exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund, will not be subject to this procedure. In unusual circumstances, the Fund may suspend the right of redemption or postpone payment of redemption proceeds for more than seven days as permitted under the 1940 Act.

Check Redemption Privilege--Alpine Municipal Money Market Fund Only Fund Only

You may make arrangements to redeem shares of Alpine Municipal Money Market Fund by check by filling out the checkwriting authorization section of the application. Checks may be written in any dollar amount, subject to a $250 minimum, not exceeding the balance of your account and may be made payable to any person. Checks will be honored only if they are properly signed by a person authorized on the application. Checks will be furnished without charge. Redemption checks will not be honored if there is an insufficient share balance to pay the check or if the check requires the redemption of shares purchased by check with have not cleared. There is a charge for stop payments or if a redemption check cannot be honored due to insufficient funds or other valid reasons. Checkwriting privileges may be modified or terminated at any time.

General
A redemption of shares is a taxable transaction for Federal income tax purposes. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by applicable law. The Funds reserve the right to close your account in a Fund if as a result of one or more redemptions the account value has remained below $1,000 for thirty days or more. You will receive sixty days' written notice to increase the account value before the account is closed. Although in unusual circumstances the Funds may pay the redemption amount in-kind through the distribution of portfolio securities, they are obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety-day period for any one shareholder.

Exchange Privilege

You may exchange some or all of your shares of a Fund for shares of the same class of another Fund in the Trust. You may do this through your financial intermediary or by telephone or mail as described below. An exchange involves the redemption of shares of one Fund and the purchase of shares of another Fund. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges are made on the basis of the relative net asset values of the shares being exchanged next determined after an exchange request is received. An exchange that represents an initial investment in a Fund is subject to the minimum investment requirements of that Fund. Exchanges are subject to a $5.00 fee. In addition, brokers and other financial intermediaries may charge a fee for processing exchange requests.

The Funds each have different investment objectives and policies. You should review the objective and policies of the Fund whose shares will be acquired in an exchange before placing an exchange request. An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. You are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. The exchange privilege may be modified or discontinued at any time by the Funds upon sixty days' notice and is only available in states in which shares of the Fund being acquired may lawfully be sold.

Exchanges by Telephone

To exchange shares by telephone:

o    Call 1-888-785-5578.
o    Shares exchanged by telephone must have a value of $1,000 or more.
o Exchange requests received after 4 p.m. (Eastern Time) will be processed using the net asset value determined on the next business day.
o During periods of unusual economic or market conditions, you may experience difficulty in effecting a telephone exchange. You should follow the procedures for exchanges by mail if you are unable to reach the Funds by telephone, but send your request by overnight courier to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.
o The telephone exchange procedure may not be used to exchange shares for which certificates have been issued.

To exchange shares by telephone, you must indicate this on the Application. To authorize telephone exchanges after establishing your Fund account, send a signed written request to the Alpine Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

Reasonable procedures are used to verify that telephone exchange instructions are genuine. If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions. A telephone exchange may be refused by a Fund if it is believed advisable to do so. Procedures for exchanging shares by telephone may be modified or terminated at any time.

Exchanges by Mail

To exchange shares by mail:

o Send a written request using the procedures for written redemption requests (however, no signature guarantee is required).
o If certificates for the shares being exchanged have been issued, the signed certificates and a completed stock power form must accompany your written request.
o    For further information, call 1-888-785-5578.

Shareholder Services

The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary or call 1-888-785-5578. Some services are described in more detail in the Application.

Systematic Investment Plan. You may make regular monthly or quarterly investments automatically in amounts of not less than $25 per month. The minimum initial investment requirement does not apply if you establish a Systematic Investment Plan. However, each Fund reserves the right to close an account that through redemptions or termination of the Systematic Investment Plan has not reached a minimum balance of $2,500 ($250 for retirement accounts) within 24 months from the date of initial investment. Shares purchased using the Systematic Investment Plan may not be redeemed for ten business days from the date of investment.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. If a telephone investment request is received by 4 p.m. (Eastern
Time), shares will be purchased two days after the date the request is received. Shares purchased under the Telephone Investment Plan may not be redeemed for ten business days from the date of investment.

Systematic Cash Withdrawal Plan. If your account has a value of $10,000 or more, you may participate in the Systematic Cash Withdrawal Plan. Under this plan, you may elect to receive (or designate a third party to receive) regular monthly or quarterly checks in a stated amount of not less than $75. Shares will be redeemed as necessary to make those payments. To participate in the Systematic Cash Withdrawal Plan, you must elect to have dividends and capital gain distributions on your Fund shares reinvested.

Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified employee benefit and savings plans may make shares of the Funds available to their participants. The Adviser may provide compensation to organizations providing administrative and record keeping services to those plans.

Automatic Reinvestment Plan. For your convenience, all dividends and distributions of a Fund are automatically reinvested in full and fractional shares of that Fund at the net asset value per share at the close of business on the record date, unless you request otherwise in writing. A written request to change your dividend reinvestment election must be received at least three full business days before a given record date to be effective on that date. If you elect to receive dividends or distributions in cash and the U.S. Postal Service cannot deliver the checks, or if a check remains uncashed for six months or more, the dividends or distributions will be reinvested in shares at the net asset value in affect at the time of reinvestment.

Tax Sheltered Retirement Plans. Eligible investors may open a pension or profit-sharing account in a Fund under the following prototype retirement plans:
(i) Individual Retirement Accounts ("IRAs") and Rollover IRAs; and (ii) Simplified Employee Pensions (SEPs) for sole proprietors, partnerships and corporations.


Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.





Distribution of Fund Shares

Distributor

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as distributor and principal underwriter to the Fund. Quasar Distributors, LLC is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund are offered on a continuous basis.


Dividends and Distributions


Dividends are declared and accrued daily on each business day based upon the Fund's net investment income (i.e., income other than net realized capital gains), and are paid monthly. Net realized capital gains, if any, may be declared and paid annually at the end of the Fund's fiscal year in which they have been earned. All dividends and other distributions are automatically reinvested in full and fractional shares of a Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the Funds' transfer agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.


To satisfy certain distribution requirements of the Internal Revenue Code, a Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

Taxes

Each Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net income to shareholders.

Federal Taxation of Shareholders

Tax-exempt Distributions. Dividends of tax-exempt interest paid by the Funds from municipal obligations are generally exempt from federal income taxes, but may be subject to state and local tax. Also, investors that are subject to the federal alternative minimum tax (AMT) may have to pay federal tax on a substantial portion of their income from exempt-interest dividends.

Taxable Distributions. Dividend distributions, whether received in cash or reinvested in additional shares, will be taxable as ordinary income. Distributions of net long-term capital gains are generally taxable as long-term capital gains. Since the Funds do not expect to earn dividend income, the dividends and other distributions a Fund pays will generally not qualify for the dividends-received deduction available to corporate investors. In January of each year, each Fund will send investors a statement showing the tax status of distributions for the past calendar year.

The Fund is required to withhold a "backup withholding" tax with respect to all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. For amounts paid during 2002 and 2003, the back-up withholding rate is 30%. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

State And Local Taxes


Dividends and other distribution paid by the Funds and received by an investor may be subject to state and local taxes. However, a state or municipality may not charge state or local taxes on dividends of tax-exempt interest earned on certain bonds. In addition, although shareholders do not directly receive interest on U.S. government securities held by a Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. government securities does not constitute interest on U.S. government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. government securities.


The discussion set forth above and the discussion in the Statement of Additional Information under the heading "Additional Tax Information" regarding federal and state income taxation is included for general information only. You should consult your tax advisor concerning the federal and state tax consequences of an investment in a Fund.

Additional Information

Organization


The Trust is a Delaware statutory trust that was organized on September 23, 2002. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. The Trust has two series of its shares outstanding. Each series represents an interest in a separate investment portfolio. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.


Shareholders of each Fund are entitled to vote, together with the holders of any other series of the Trust, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the 1940 Act or the Trust's Declaration of Trust. On these other matters, shares of each Fund will generally be voted as a separate class. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so.

Custodian

U.S. Bank National Association (the "Custodian") is the Funds' custodian. The Custodian maintains custody of all securities and cash assets of each Fund and is authorized to hold these assets in securities depositories and to use subcustodians.

Distributor


Quasar Distributors, LLC serves as the distributor of the Funds' shares. The Distributor is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202.


Administrator and Transfer Agent


U.S. Bancorp Fund Services, LLC (the "Administrator") provides administrative services to each Fund. These services include: overseeing the preparation and maintenance of all documents and records required to be maintained; preparing and updating regulatory filings, prospectuses and shareholder reports; supplying personnel to serve as officers of the Trust; and preparing materials for meetings of the Board of Trustees and shareholders. In addition, the Administrator provides Fund accounting services. The Administrator also serves as each Fund's transfer agent, shareholder servicing agent and dividend disbursing agent.

     Shareholders of the Funds should call 1-888-785-5578 with any questions regarding transactions in shares of the Fund or share account balances.


Independent Auditors

PricewaterhouseCoopers LLP are the independent auditors of the Trust and are responsible for auditing the financial statements of each Fund.


Privacy Policy

The Fund collects non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with others or us.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.



INVESTMENT ADVISER

Alpine Management & Research, LLC
2500 Westchester Avenue, Suite 215
Purchase, New York 10577-2540

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank National Association
U.S. Bank Place
601 Second Avenue South
Minneapolis, Minnesota 55402

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, WI  53202

LEGAL COUNSEL

Spitzer & Feldman, P.C.
405 Park Avenue
New York, New York 10022

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's Statement of Additional Information. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.


This page intentionally left blank.


This Prospectus sets forth concisely the information about each Fund and the Trust that you should know before investing. Additional information about the Funds and the Trust has been filed with the Securities and Exchange Commission
(SEC) in a Statement of Additional Information (SAI) dated_____________________. The SAI is incorporated herein by reference and is available without charge by writing to the Funds or by calling 1-888-785-5578.







Additional information about each Fund's investments will be available in the Trust's annual and semi-annual reports to shareholders. The annual report will contain a discussion of market conditions and investment strategies that affected a Fund's performance during its last fiscal year. If you have questions regarding a Fund, shareholder accounts, dividends or share purchase and redemption procedures, please call 1-888-785-5578.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room can be obtained by calling the SEC at
(202) 942-8090. Information about the Funds is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.


                                       Investment Company Act File No. 811-21210



                              Subject to Completion, Dated                , 2003

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                       STATEMENT OF ADDITIONAL INFORMATION

                          ADVISER AND INVESTOR CLASSES

                                 __________ 2003
                       ALPINE MUNICIPAL MONEY MARKET FUND
                        ALPINE TAX OPTIMIZED INCOME FUND

                          SERIES OF ALPINE INCOME TRUST
                                 1-888-785-5578


     This Statement of Additional Information relates to Alpine Municipal Money Market Fund and Alpine Tax Optimized Income Fund (Fund or Funds). Each Fund is a separate series of Alpine Income Trust (Trust). Shares of each Fund are offered through a Prospectus. A copy of the Prospectus may be obtained without charge by calling the number listed above. This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus and is intended to provide you with information regarding the activities and operations of the Funds. The Statement of Additional Information should be read in conjunction with the Prospectus.



                                TABLE OF CONTENTS

                                                                            PAGE


HISTORY OF THE FUNDS...........................................................3


DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS.................................3


INVESTMENT RESTRICTIONS.......................................................14


MANAGEMENT....................................................................16


INVESTMENT ADVISORY AGREEMENT.................................................21


DISTRIBUTION AND SHAREHOLDER SERVICING........................................22


SHAREHOLDER ACCOUNTS..........................................................24


PORTFOLIO TRANSACTIONS AND BROKERAGE TRANSACTIONS.............................26


ANTI-MONEY LAUNDERING PROGRAM.................................................26


PROXY VOTING POLICIES AND PROCEDURES..........................................27


ADDITIONAL TAX INFORMATION....................................................27


PERFORMANCE INFORMATION.......................................................31


GENERAL INFORMATION...........................................................34


FINANCIAL STATEMENT...........................................................35


APPENDIX A - - DESCRIPTION OF SECURITY RATINGS................................36





HISTORY OF THE FUNDS

     The Alpine Income Trust (the "Trust") is a management investment company organized as a Delaware statutory trust on September 23, 2002. The Trust is governed by its Board of Trustees.

     The Trust is authorized to issue an unlimited number of interests (or shares) at $0.001 par value. Shares of each class and series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the class or series except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular Fund or class. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

     Each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund, without any priority or preference over other shares. All consideration received from the sale of shares of a particular Fund, all assets in which such consideration is invested, and all income, earnings and profits derived therefrom are allocated to and belong to that Fund. As such, the interest of shareholders in each Fund is separate and distinct from the interest of shareholders of the other Fund, and shares of a Fund are entitled to dividends and distributions only out of the net income and gains, if any, of that Fund as declared by the Board of Trustees. The assets of each Fund and each other series of the Trust are segregated on the Trust's books and are charged with the expenses and liabilities of that Fund or series and a pro rata share of the general expenses and liabilities of the Trust not attributable solely to any particular series. The Board of Trustees determines those expenses and liabilities deemed to be general expenses and liabilities of the Trust, and these items are allocated among Funds and other series of the Trust in a manner deemed fair and equitable by the Board of Trustees in its sole discretion.

Title and Description of Share Classes

     The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, which details the attributes of each class. Under the Articles of Incorporation and a Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 ("1940 Act"), each Fund is permitted to offer several classes of shares. The Funds are currently the first series of the Trust and consists of two classes of shares of beneficial interest - Adviser Class and Investor Class. Generally, the Advisers Class shares are not subject to any sales load but are subject to a Rule 12b-1 fee. The Investors Class shares are not subject to any sales load or 12b-1 fee.

Rights of Each Share Class

     Each share of the common stock of a Fund is entitled one vote in electing Trustees and other matters that may be submitted to shareholders for a vote. All shares of all classes of each Fund in the Company have equal voting rights. However, matters affecting only one particular Fund or class, can be voted on only by shareholders in that Fund or class. Only shareholders of the Adviser Class shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such class. All shareholders are entitled to receive dividends when and as declared by the Trustees from time to time and as further discussed in the prospectuses.


DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS

     The following information supplements the description of each Fund's investment objective, policies, principal investment strategies and risks as set forth under "ABOUT THE FUNDS" and "THE FUNDS' INVESTMENTS AND RELATED RISKS" in the Prospectus.

Alpine Management & Research, LLC (Adviser) serves as the investment adviser of each Fund.

ALPINE MUNICIPAL MONEY MARKET FUND

     The investment objective of Alpine Municipal Money Market Fund is to seek high federally tax-exempt current income consistent with preservation of capital and maintenance of liquidity. The Fund is managed to provide attractive yields and to maintain a stable share price of $1.00. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal obligations the income from which is exempt from federal income tax other than the federal alternative minimum tax (AMT). These obligations include high quality, short-term debt obligations issued by states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. The Fund may also invest its assets in other high quality debt obligations that pay federally tax-exempt interest (other than AMT). The Fund's portfolio is managed by the Adviser.

     Generally, municipal obligations are those whose interest is exempt from federal income tax. The Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of AMT. For taxpayers who are subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. Accordingly, the Fund's net return may be lower for those taxpayers.

     From time to time, the Fund may invest 25% or more of its assets in municipal obligations that are related in such a way that an economic, business, or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state). Such related sectors may include hospitals, retirement centers, pollution control, single family housing, multiple family housing, industrial development, utilities, education, and general obligation bonds. The Fund also may invest 25% or more of its assets in municipal obligations whose issuers are located in the same state. Such states may include California, Pennsylvania, Texas, New York, Florida, and Illinois.

     The Fund must comply with the requirements of Rule 2a-7 (Rule 2a-7) under the Investment Company Act of 1940 (1940 Act). Under the applicable quality requirements of Rule 2a-7, the Fund may purchase only U.S. dollar-denominated instruments that are determined to present minimal credit risks and that are at the time of acquisition "eligible securities" as defined in Rule 2a-7. Generally, eligible securities are divided into "first tier" and "second tier" securities. First tier securities are generally those rated in the highest rating category by a nationally recognized statistical rating organization (NRSRO) (e.g., A-1 by S&P) or unrated securities deemed by the Adviser to be comparable in quality, U.S. government securities and securities issued by other money market funds. Second tier securities are generally those rated in the second highest rating category (e.g., A-2 by S&P) or unrated securities deemed by the Adviser to be comparable in quality.

     The Fund will invest at least 95% of its assets in "first tier" securities. The Fund must limit investment in second tier "conduit securities" (as defined in Rule 2a-7) to 5% of its total assets and, with respect to second tier conduit securities issued by a single issuer, the greater of $1 million or 1% of the Fund's total assets. Generally, conduit securities are securities issued to finance non-governmental private projects, such as retirement homes, private hospitals, local housing projects, and industrial development projects, with respect to which the ultimate obligor is not a government entity.

     After a security is purchased, it may cease to be rated or its rating may be reduced below the minimum required for purchase. Neither event will require an immediate sale of such security by the Fund provided that, when a security ceases to be rated, the Board of Trustees determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board finds that the sale of the security would not be in the Fund's best interest. See "Appendix A - Ratings of Investments."

     The Fund will maintain a dollar-weighted average maturity of 90 days or less and will limit its investments to securities that have remaining maturities of 397 calendar days or less or other features that shorten maturities in a manner consistent with the requirements of Rule 2a-7, such as interest rate reset and demand features.

     The Fund may acquire standby commitments. Standby commitments are put options that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Fund may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default. Ordinarily, the Fund may not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. The Fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Fund would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Fund, or the valuation of the securities underlying the commitments. Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. The Adviser may rely upon its evaluation of a bank's credit in determining whether to invest in an instrument supported by a letter of credit. Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Fund; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

     The Fund anticipates being as fully invested as practicable in municipal obligations. However, the Fund may invest up to 20% of its net assets in taxable investments (of comparable quality to its respective tax-free investments), which would produce interest not exempt from federal income tax, including among others: (1) obligations issued or guaranteed, as to principal and interest, by the United States government, its agencies, or instrumentalities (U.S. government securities); (2) obligations of financial institutions, including banks, savings and loan institutions and mortgage banks, such as certificates of deposit, bankers' acceptances, and time deposits; (3) corporate obligations, including commercial paper, with equivalent credit quality to the municipal obligations in which the Fund may invest.

     The Fund may invest its assets in such taxable investments pending the investment or reinvestment of such assets in municipal obligations, in order to avoid the necessity of liquidating portfolio securities to satisfy redemptions or pay expenses, or when such action is deemed to be in the interestof the Fund's shareholders. To the extent the Fund holds taxable securities, some income the Fund pays may be taxable. In addition, the Fund may invest up to 100% of its total assets in private activity bonds, the interest on which is a tax-preference item for taxpayers subject to ATM. The Fund may also invest its assets in the securities of other investment companies to the extent permitted by the 1940 Act.

ALPINE TAX OPTIMIZED INCOME FUND

     The investment objective of Alpine Tax Optimized Income Fund is to seek high after-tax current income consistent with preservation of capital. The Fund invests its assets in a combination of municipal obligations that pay interest that is free from federal income tax (other than AMT) and taxable debt obligations. The particular combination and relative weightings of municipal obligations and taxable debt obligations comprising the Fund's investment portfolio will vary over time, depending on the types of investments that the Adviser believes will generate the highest after-tax current income consistent with preservation of capital. The Fund expects that at least 50% of its net assets will normally be invested in tax-exempt obligations. The taxable debt obligations in which the Fund may invest include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, domestic corporate debt obligations, mortgage-related and asset-backed securities and money market instruments. In managing the Fund's investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return. The obligations in which the Fund invests may be of any maturity, but under normal market conditions, it is expected that the Fund's average portfolio maturity will range from two to three years and the Fund's target duration will range from one to two years.

     The obligations in which the Fund invests must, at the time of purchase, be rated as investment grade by Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's), or the equivalent by another NRSRO, or if unrated, be determined by the Adviser to be of comparable quality. The Fund invests at least 50% of its net assets in obligations rated A or better. When the Adviser determines that an obligation is in a specific category, the Adviser may use the highest rating assigned to the obligation by any NRSRO. If an obligation's credit rating is downgraded after the Fund's investment, the Adviser monitors the situation to decide if the Fund needs to take any action such as selling the obligation. Investment grade debt securities have received a rating from S&P or Moody's in one of the four highest rating categories or, if not rated, have been determined to be of comparable quality to such rated securities by the Adviser. In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

     In managing the Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management. In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Fund may invest. The Adviser seeks to enhance performance and to manage risk by underweighting or overweighting particular sectors. Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decisions to purchase and sell securities for the Fund. The Adviser considers economic factors to develop strategic forecasts as to the direction of interest rates. Based on these forecasts, the Adviser establishes the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For obligations owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The Fund's duration may be shorter than the Fund's average maturity because the maturity of an obligation only measures the time remaining until final payment of principal is due. The Adviser closely monitors the Fund's portfolio and makes adjustments as necessary.

     Tax-Optimized Strategy. Most mutual funds focus on pre-tax returns and largely ignore shareholder tax considerations. By contrast, the Fund attempts to achieve high after-tax returns for shareholders by balancing investment considerations and tax considerations. The Fund seeks to achieve returns primarily in the form of current income and price appreciation. Among the techniques and strategies used in the tax-efficient management of the Funds are the following:

o analyzing after-tax returns of different securities in the fixed-income market;

o    employing a long-term approach to investing;

o    attempting to minimize net realized short-term gains;

o in selling appreciated securities, selecting the most tax-favored share lots; and

o when appropriate, selling securities trading below their tax cost to realize losses.

     In managing the Fund's investments, the Adviser seeks to reduce, but not to eliminate, the taxes incurred by shareholders in connection with the Fund's investment income and realized capital gains. Consistent with this goal, the Adviser seeks to limit the portion of the Fund's distributions that will be taxable as ordinary income. The Fund typically will sell portfolio securities when the Adviser believes that the anticipated performance benefit justifies the resulting tax liability. There is no assurance that taxable distributions can be avoided.

     The Fund may acquire auction rate securities. Auction rate securities consist of auction rate municipal obligations. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

     The Fund may acquire taxable debt obligations. The Fund may invest in taxable bonds and other types of debt obligations of U.S. issuers. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations, which do not pay interest until maturity. Debt securities may include:

     -    bonds, notes and debentures issued by corporations;
     -    debt securities issued or guaranteed by the U.S. government or
     -    one of its agencies or instrumentalities (U.S. government securities);
          and
     -    mortgage-related and assets-backed securities.

     The Fund may invest in mortgage-related securities issued or guaranteed by the U.S. government, or one of its agencies or instrumentalities, or issued by private issuers. The mortgage-related securities in which the Fund may invest include collateralized mortgage obligations (CMOs) and interests in real estate mortgage investment conduits (REMICs). CMOs are debt instruments issued by special purpose entities and secured by mortgages or other mortgage-backed securities, which provide by their terms for aggregate payments of principal and interest based on the payments made on the underlying mortgages or securities. CMOs are typically issued in separate classes with varying coupons and stated maturities. REMIC interests are mortgage-backed securities as to which the issuers have qualified to be treated as real estate mortgage investment conduits under the Internal Revenue Code of 1986, as amended (Code), and have the same characteristics as CMOs.

     The Fund may from time to time also invest in "stripped" mortgage-backed securities. These are securities which operate like CMOs but entitle the holder to disproportionate interests with respect to the allocation of interest or principal on the underlying mortgages or securities. A stripped mortgage-backed security is created by the issuer separating the interest and principal on a mortgage pool to form two or more independently traded securities. The result is the creation of classes of discount securities which can be structured to produce faster or slower prepayment expectations based upon the particular underlying mortgage interest rate payments assigned to each class. These obligations exhibit risk characteristics similar to mortgage-backed securities generally and zero coupon securities. Due to existing market characteristics, "interest only" and "principal only" mortgage-backed securities are considered to be illiquid. The prices of these securities are more volatile than the prices of debt securities which make periodic payments of interest.

     Because the mortgages underlying mortgage-related securities are subject to prepayment at any time, most mortgage-backed securities are subject to the risk of prepayment in an amount differing from that anticipated at the time of issuance. Prepayments generally are passed through to the holders of the securities. Any such prepayments received by the Fund must be reinvested in other securities. As a result, prepayments in excess of that anticipated could adversely affect yield to the extent reinvested in instruments with a lower interest rate than that of the original security. Prepayments on a pool of mortgages are influenced by a variety of economic, geographic, social and other factors. Generally, however, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts required to be reinvested are likely to be greater (and the potential for capital appreciation less) during a period of declining interest rates than during a period of rising interest rates. Mortgage-related securities may be purchased at a premium over the principal or face value in order to obtain higher income. The recovery of any premium that may have been paid for a given security is solely a function of the ability to liquidate such security at or above the purchase price.

     The Fund may invest in asset-backed securities issued by private issuers. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement. Asset-backed securities may be "stripped" into classes in a manner similar to that described under the "Mortgage-Backed Securities," above, and are subject to the prepayment risks described therein.

     The Fund may invest in zero coupon, pay-in-kind and deferred payment securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. The Fund accrues income with respect to zero coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income." Because the Fund will distribute "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

     The Fund may enter into repurchase agreements. Repurchase agreements are agreements under which the Fund purchases securities from a bank or a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the bankruptcy or insolvency of the seller, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. If the seller defaults, the value of the securities may decline before the Fund is able to dispose of them. If the Fund enters into a repurchase agreement that is subject to foreign law and the other party defaults, the Fund may not enjoy protections comparable to those provided to most repurchase agreements under U.S. bankruptcy law, and may suffer delays and losses in disposing of the collateral. The Fund has adopted procedures designed to minimize the risks of loss from repurchase agreements.

     The Fund's custodian or a sub-custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.

ALPINE MUNICIPAL MONEY MARKET FUND AND ALPINE TAX OPTIMIZED INCOME FUND

     Municipal Obligations. Each Fund may invest in municipal obligations. Municipal obligations include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which municipal obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities. In addition, municipal obligations include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds or other private activity bonds that are backed only by the assets and revenues of the non-governmental user (such as manufacturing enterprises, hospitals, colleges and other entities).

     Municipal obligations include municipal bonds, notes and leases. Municipal obligations may be zero-coupon securities. Yields on municipal obligations are dependent on a variety of factors, including the general conditions of the municipal obligations markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal obligations historically have not been subject to registration with the SEC, although there have been proposals that would require registration in the future.

     The Adviser relies on the opinion of the Issuer's counsel, which is rendered at the time the security is issued, to determine whether the security is appropriate, with respect to this tax status, to be purchased by a Fund.

     Municipal obligations may include other securities similar to those described below that are or may become available.

     Municipal bonds can be classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by a municipality's pledge of its full faith, credit and taxing power or the payment of principal and interest. Revenue bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Municipal bonds include industrial development bonds. Municipal bonds may also be "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer.

     Municipal bonds include tax-exempt industrial development bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the municipality. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Such obligations, which may include lease arrangements, are included within the term "municipal securities" if the interest paid thereon qualifies as exempt from federal income tax (other than AMT).

     Municipal bonds meet longer term capital needs of a municipal issuer and generally have maturities of more than one year when issued. General obligation bonds are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Revenue bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from general tax revenues. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds are additionally secured by a debt service reserve fund which can be used to make a limited number of principal and interest payments should the pledged revenues be insufficient. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Revenue bonds issued by housing authorities may be secured in a number of ways, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated, as discussed below.

     Municipal bonds are considered private activity bonds if they are issued to raise money for privately owned or operated facilities used for such purposes as production or manufacturing, housing, health care and other nonprofit or charitable purposes. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's owner or user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

     The types of projects for which private activity bonds may bear tax-exempt interest under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986, and continue to be subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions and other matters. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated facilities of organizations described in Section 501(c)(3) of the Code (such as private universities and non-profit hospitals), certain owner-occupied and rental residential projects, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the tax-exempt refinancing of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing could become increasingly limited.

     Municipal notes, which may be either "general obligation" or "revenue" securities, are intended to fulfill the short-term capital needs of the issuer and generally have maturities not exceeding one year. Examples of municipal notes are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue which as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by the municipal issuer.

     Municipal lease obligations, which may take the form of a lease, an installment purchase or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities.

     Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements. Leases, installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis.
Non-appropriation clauses free the issuer from debt issuance limitations. A Fund's ability to recover under such a lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure proves difficult. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds.

     Investment in municipal lease obligations is generally made indirectly (i.e., not as a lessor of the property) through a participation interest in such obligations owned by a bank or other third party. A participation interest gives the investor a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.

     Each Fund may also invest in derivative securities issued by partnerships and grantor trusts. These securities allow the Fund to receive principal and interest payments on underlying municipal obligations and may have fixed, floating or variable rates of interest. They may be backed by a letter of credit or guaranty and are generally accompanied by an opinion of counsel that the interest on them will be tax-exempt. The Fund may only invest in these securities if they meet the Fund's credit-quality and eligibility requirements.

     Mortgage-Backed Bonds. Each Fund's investments in municipal obligations may include mortgage-backed municipal bonds, which are a type of municipal security issued by a state, authority or municipality to provide financing for residential housing mortgages to target groups, generally low-income individuals who are first-time home buyers. A Fund's interest, evidenced by such obligations, is an undivided interest in a pool of mortgages. Payments made on the underlying mortgages and passed through to the Fund will represent both regularly scheduled principal and interest payments. The Fund may also receive additional principal payments representing prepayments of the underlying mortgages. While a certain level of prepayments can be expected, regardless of the interest rate environment, it is anticipated that prepayment of the underlying mortgages will accelerate in periods of declining interest rates. In the event that the Fund receives principal prepayments in a declining interest-rate environment, its reinvestment of such funds may be in bonds with a lower yield.

     Participation Interests. A participation interest gives a Fund an undivided interest in a municipal debt obligation in the proportion that the Fund's participation interest bears to the principal amount of the obligation. These instruments may have fixed, floating or variable rates of interest. The Fund will only purchase participation interests if accompanied by an opinion of counsel that the interest earned on the underlying municipal obligations will be tax-exempt. If the Fund purchases unrated participation interests, the Board of Trustees or its delegate must have determined that the credit risk is equivalent to the rated obligations in which the Fund may invest. Participation interests may be backed by a letter of credit or repurchase obligation of the selling institution. When determining whether such a participation interest meets a Fund's credit quality requirements, the Fund may look to the credit quality of any financial guarantor providing a letter of credit or guaranty.

     Put Features. Put features entitle the holder to sell a security (including a repurchase agreement) back to the issuer of a third party at any time or at specific intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from domestic or foreign banks. The Adviser may rely on its evaluation of a bank's credit in determining whether to purchase a security supported by a letter of credit. In evaluating a foreign bank's credit, the Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other government restrictions that might affect the bank's ability to honor its credit commitment. Demand features, standby commitments and tender options are types of put features.

     Tender Option Bonds. Each of the Funds may purchase tender option bonds. Tender option bonds are created by coupling an intermediate- or long-term, fixed-rate, tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After a payment of the tender option fee, a Fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Subject to applicable regulatory requirements, Alpine Municipal Money Market Fund may buy tender option bonds if the agreement gives the Fund the right to tender the bond to its sponsor no less frequently than once every 397 days. In selecting tender option bonds for a Fund, the Adviser will consider the creditworthiness of the issuer of the underlying bond, the custodian and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on a interest payment.

     Variable or Floating Rate Obligations. Each Fund may invest in variable rate or floating rate obligations. Floating rate obligations have interest rates that change whenever there is a change in a designated base rate while variable rate obligations provide for a specified periodic adjustment in the interest rate. The interest rate of variable rate obligations ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on variable rate obligations reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Alpine Municipal Money Market Fund determines the maturity of variable rate obligations and floating rate obligations in accordance with Rule 2a-7, which allows the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

     Certain Tax Aspects. Municipal obligations are also categorized according to whether or not the interest is includable in the calculation of AMT imposed on individuals, according to whether or not the costs of acquiring or carrying the securities are deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of the Code and related requirements governing the issuance of tax-exempt securities, industry practice has uniformly required, as a condition to the issuance thereof, particularly in the case of revenue bonds, an opinion of a nationally recognized bond counsel as to the tax-exempt status of interest on such securities.

     Additional Risk Considerations. The federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

     Litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

     Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a Fund's distributions. If such proposals were enacted, the availability of municipal obligations and the value of a Fund's holdings would be affected and the Board of Trustees would reevaluate the Fund's investment objective and policies.

     Quality and Diversification Requirements. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond for pollution control revenue bond, if the bond is backed only by the assets and revenues of the non-governmental uses, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. See "Investment Restrictions."

     U.S. Government Securities. Each of the Funds may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

     Each Fund may invest in obligations issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Bank and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

     Other Taxable Debt Obligations. The Funds may invest in publicly and privately issued debt obligations of U.S. corporations, including obligations of industrial, utility, banking and other financial issuers. These securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

     Investment Company Securities. Securities of other investment companies may be acquired by each of the Funds to the extent permitted under the 1940 Act or any order pursuant thereto. These limits currently require that, as determined immediately after a purchase is made (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and
(iii) not more than 3% of the outstanding voting stock or any one investment company will be owned by a Fund, provided, however, that a Fund may invest all of its investable assets in an open-end investment company that has the same investment objective and substantially the same investment policies as the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in connection with its own operations.

Illiquid Securities. The Trust's Board of Trustees (Trustees) has adopted procedures to determine the liquidity of certain restricted securities, as permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (1933 Act). Rule 144A (Rule) is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for sale under the Rule. The Staff of the SEC has left the question of determining the liquidity of restricted securities eligible for resale under the Rule for determination by the Trustees. The Trustees consider the following criteria in determining the liquidity of these restricted securities:

     (i)  the frequency of trades and quotes for the security;

     (ii) the number of dealers willing to purchase or sell the security and the number of other potential buyers;

     (iii) dealer undertakings to make a market in the security; and

     (iv) the nature of the security and the nature of the marketplace trades.

     Municipal lease obligations will not be considered illiquid if they (i) are publicly offered and are rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or
(ii) have a demand feature, which, if exercised, will result in payment of their par value within seven days. Municipal lease obligations not meeting either of these criteria (restricted municipal lease obligations) will not be considered illiquid for purposes of a Fund's limitation on illiquid securities, provided the Adviser determines that there is a readily available market for such securities, in accordance with procedures adopted by the Board of Trustees. With respect to restricted municipal lease obligations, the Adviser will consider, pursuant to such procedures, the general credit quality of the restricted municipal lease obligations that are unrated, an analysis of such factors as (i) whether the lease can be cancelled; (ii) if applicable, what assurance there is that the assets represented by the lease can be sold; (iii) the strength of the leasee's general credit (e.g., Its debt, administrative, economic and financial characteristics); (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an event of nonappropriation); and (v) the legal recourse in the event of failure to appropriate; and any other factors unique to municipal lease obligations as determined by the Adviser.

     When-Issued and Delayed Delivery Securities. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market and are maintained until the transaction has been settled.

     Temporary Investments. For defensive purposes, each Fund may temporarily invest all or a substantial portion of its assets in high quality debt securities, including money market instruments, or may temporarily hold cash. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include:

     o    Government Securities;

     o    commercial paper;

     o certificates of deposit and bankers' acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation; and

     o short-term obligations of foreign issuers denominated in U.S. dollars and traded in the U.S.


INVESTMENT RESTRICTIONS

     The Funds are subject to a variety of investment restrictions. Certain of these restrictions are deemed fundamental, and may not be changed without the approval of the holders of a majority of a Fund's outstanding voting securities. A "majority of the outstanding voting securities" of a Fund for this purpose means the lesser of (i) 67% of the shares of that Fund represented at a meeting at which holders of more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund.

     Pursuant to its fundamental investment restrictions, a Fund (unless otherwise noted) may not:

     (1) With respect to 75% of its total assets, purchase a security, other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, if as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of the voting securities of any one issuer;

     (2) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities; or, in the case of Alpine Municipal Money Market Fund, tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision, agency or instrumentality of any of the foregoing) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry; provided that Alpine Municipal Money Market Fund may invest more than 25% of its total assets in industrial development bonds related to a single industry; and further provided that, notwithstanding any other fundamental investment policy or limitation, a Fund may invest all of its investable assets in a single open-end management investment company that has the same investment objective and substantially the same investment policies as the Fund;

     (3) Issue senior securities as defined by the 1940 Act, or borrow money, except that the Funds may borrow from banks for temporary, extraordinary or emergency purposes (but not for investment) in an amount up to one-third of the value of their respective total assets (calculated at the time of the borrowing). A Fund may not make additional investments while it has any borrowings outstanding. This restriction shall not be deemed to prohibit a Fund from purchasing or selling securities on a when-issued or delayed delivery basis, or entering into repurchase agreements;

     (4) Purchase or sell commodities or commodity contracts, or real estate or interests in real estate (including limited partnership interests), except that the Fund, to the extent not prohibited by other investment policies, may purchase and sell securities of issuers that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and may purchase and sell securities secured by real estate or interests therein;

     (5) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of securities, the Fund may be deemed to be an underwriter under the 1933 Act;

     (6) Make loans of money or securities, except through the purchase of permitted investments, including repurchase agreements;

     (7) Make short sales of securities or purchase securities on margin, except
for  such  short-term   credits  as  may  be  necessary  for  the  clearance  of
transactions; or

     (8) Pledge, hypothecate, mortgage or otherwise encumber the Fund's assets, except as may be necessary to secure permitted borrowings. (Collateral and other arrangements incident to permissible investment practices are not deemed to be subject to this restriction.)

     The Funds have the following additional investment restrictions, which are not fundamental and may be changed by the Board of Trustees without a vote of shareholders. Under these restrictions, a Fund may not:

     (1) Make investments for the purpose of exercising control or management of another company.

     (2) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Adviser or accounts under its management to reduce brokerage commissions or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

     (3) Purchase any illiquid securities or other securities which are not readily marketable, including repurchase agreements maturing in more than seven days, if as a result more than 15% of the value of Alpine Tax Optimized Income Fund's net assets, or 10% of the value of Alpine Municipal Money Market Fund's net assets, would be invested in illiquid securities and such repurchase agreements under which the Fund does not have the right to obtain repayment in seven days or less. This restriction does not apply to acquisitions by the Fund of securities eligible for resale under Rule 144A of the 1933 Act or municipal lease obligations which the Board of Trustees has determined to be liquid. Action will be taken to reduce holdings of illiquid securities if, as a result of a change in value of an investment or position, or a change in the net assets of the Fund, more than 15% of the value of Alpine Tax Optimized Income Fund's net assets or 10% of the value of Alpine Municipal Money Market Fund's net assets, are invested in illiquid securities.

     (4) Invest in oil, gas or other mineral leases, rights, royalty contracts, or exploration or development programs.

     (5) Invest in warrants or rights.

     (6) Purchase the securities of another investment company, except as permitted by the 1940 Act or any order pursuant thereto or in connection with a merger, consolidation, reorganization or acquisition of assets, and except insofar as a Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in a single open-end management investment company that has the same investment objective and substantially the same investment policies as the Fund.

     (7) With respect to Alpine Municipal Money Market Fund only, purchase a security (other than a security issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or a security subject to a "guarantee issued by a non-controlled person," as defined in Rule 2a-7) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer, provided that a Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

     Except as otherwise stated in this Statement of Additional Information or in the Prospectus, if a percentage limitation set forth in an investment policy or restriction of a Fund is adhered to at the time of investment or at the time the Fund engages in a transaction, a subsequent increase or decrease in percentage resulting from a change in value of an investment or position, or a change in the net assets of the Fund, will not result in a violation of such restriction.


MANAGEMENT

     The Board of Trustees has the responsibility for the overall management of the Trust and each Fund, including general supervision and review of each Fund's investment activities and its conformity with Delaware law and the stated policies of the Fund. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

     The Trustees and executive officers of the Trust, their ages, addresses and principal occupations during the past five years are set forth below:


                                       Independent Trustees
------------------------- ----------- --------------- ---------------------------- --------------------
                          Position(s) Term of Office
                          Held with   and Length of   Principal Occupation During  Other Directorships
Name, Address and Age     the Trust   Time Served     Past Five Years              Held by Trustee
------------------------- ----------- --------------- ---------------------------- --------------------
Laurence B. Ashkin (74),  Independent Indefinite,     Real estate developer and    Trustee of Alpine
180 East Pearson Street,  Trustee     since the       construction consultant      Equity Trust
Chicago, IL 60611.                    Trust's         since 1980; Founder and      (formerly Evergreen
                                      inception.      President of Centrum
                                                      Equities since 1987 and
                                                      Global Equity Centrum
                                                      Properties, Inc. since
                                                      Trust). Trustee 1980.
                                                      Emeritus of Evergreen Fund
                                                      complex.
------------------------- ----------- --------------- ---------------------------- --------------------
H. Guy Leibler (48),      Independent Indefinite,     President, Skidmore,         Director and
14 Wall Street            Trustee     since the       Owings & Merrill LLP,        Chairman, White
New York, NY 10005                    Trust's         since 2001, Chairman         Plains Hospital
                                      inception.      and President of Pailatus,
                                                      a news media company
                                                      (1997-1999); Center;
                                                      Founding Director of Brand
                                                      Space Inc., a Director,
                                                      Stellaris brand marketing/
                                                      advertising Health Network,
                                                      company (1997-1999);
                                                      Trustee of Alpine
                                                      Equity Trust
------------------------- ----------- --------------- ---------------------------- --------------------
Donald Stone (78)         Independent Indefinite,     Retired, Former advisor to   Vice Chairman, White
49 Red Oak Lane           Trustee     the Trust's     chairman of Merrill Lynch.   Plains Hospital
White Plains, NY 10604                inception.      (1996 to 1999)               Board; Board Member,
                                                                                   White Plains
                                                                                   Hospital Special
                                                                                   Surgery Board; Board
                                                                                   Member, Save the
                                                                                   Children, Trustee of
                                                                                   Alpine Equity Trust
------------------------- ----------- --------------- ---------------------------- --------------------
                                    Interested Trustees & Officers
------------------------ ------------ -------------- ---------------------------- ---------------------
Name, Address and Age    Position(s)  Term of Office  Principal Occupation         Other Directorships
                         Held with    and Length of   During Past
                         the Trust    Time Served     Five Years                   Held by Trustee
------------------------ ------------ --------------  ---------------------------- --------------------
Samuel A. Lieber* (46),  Interested   Indefinite,     CEO of Alpine Management &   Trustee of Alpine
2500 Westchester Ave     Trustee,     since the       Research, LLC since          Equity Trust
Purchase, NY 10577       Portfolio    Trust's         November 1997.
                         Manger, and  inception.
                         President
------------------------ ------------ --------------  ---------------------------- --------------------
Stephen A. Lieber (77)   Vice         Indefinite,     Chairman and Senior          None
2500 Westchester Ave     President    since the       Portfolio Manager, Saxon
Purchase, NY 10577                    Trust's         Woods Advisors, LLC
                                      inception.      (October 1999 - Present).
                                                      Formerly, Chairman and
                                                      Co-Chief Executive Officer,
                                                      Lieber & Company
                                                      (February 1969 - July
                                                      1999).
------------------------ ------------ --------------  ---------------------------- --------------------
Steven C. Shachat (41)   Vice         Indefinite,     Managing Director of Alpine  None
2500 Westchester Ave     President    since the       Management and Research,
Purchase, NY 10577.                   Trust's         LLC since September 2002.
                                      inception.      A senior portfolio
                                                      manager with Evergreen
                                                      Investment Management
                                                      Company LLC (1989 - 2001).
------------------------ ------------ --------------  ---------------------------- --------------------
Fred Jensen (38)         Secretary    Indefinite,     Vice President and Chief     None
905 Marconi Avenue,                   since the       Compliance Officer, Cadre
Ronkonkoma, NY                        Trust's         Financial Services, Inc.
                                      inception.      (November 2000 - Present);
                                                      Prudential Securities
                                                      (March 1999 - November
                                                      2000); H. Jensen Supply Co.
                                                      (February 1996 -
                                                      February 1999).
------------------------ ------------ -------------- ---------------------------- ---------------------
Danielle Buell (32)      Treasurer    Indefinite,     Vice President and           None
905 Marconi Avenue,                   since the       Controller, Cadre Financial
Ronkonkoma, NY                        Trust's         Services, Inc. since prior
                                      inception.      to 1997..
------------------------ ------------ -------------- ---------------------------- ---------------------
* Denotes Trustees who are "interested persons" of the Trust or Fund


Compensation

     The Trust pays an annual fee to each Trustee who is not an officer or employee of the Adviser or the distributor (or any affiliated company of the Adviser or distributor) in the amount of $1,667. Travel expenses of Trustees who are not affiliated persons of the Adviser or distributor (or any affiliated company of the Adviser or distributor) which are incurred in connection with attending meetings of the Board of Trustees will also be reimbursed.

                               COMPENSATION TABLE*

                                  Pension or Retirement                        Total
                      Aggregate    Benefits Accrued As  Estimated Annual Compensation from
                    Compensation         Part of            Benefits           Trust
Name                 from Trust      Trust Expenses     Upon Retirement  Paid to Trustees
----                 ----------      --------------     ---------------  ----------------
------------------- ------------- --------------------- ---------------- -----------------

Laurence B. Ashkin     $1,667              $0                $0             $1,667
H. Guy Leibler         $1,667              $0                $0             $1,667
                       $1,667              $0                $0             $1,667
Donald Stone
Samuel A. Lieber         $0                $0                $0               $0
(*) The  information  above is an estimate of future  payments that will be made under the Trust's current agreement

Trustee Ownership of Fund Shares

     Set forth below is the dollar range of equity securities beneficially owned by each Trustee of the Funds as of December 31, 2002:

                                  ---------------------------
                                   Amount Invested Key
                                  ---------------------------
                                   A.       $1-$10,000
                                   B.       $10,001-$50,000
                                   C.       $50,001-$100,000
                                   D.       over $100,000
                                  ---------------------------

------------------------ ------------------------ ------------------- ------------------------------------------
                                                                          Aggregate Dollar Range of Equity
                         Dollar Range of Municpal   Dollar Range of    Securities in all Registered Investment
                         Money Market Fund Shares TaxOptimized Income  Companies Overseen by Trustee in Family
Name                               Owned           Fund Shares Owned          of Investment Companies*
------------------------ ------------------------ ------------------- ------------------------------------------

Independent Trustees
Donald Stone                         -                     -                              -
Laurence B. Ashkin                   -                     -                              D
H. Guy Leibler                       -                     -                              -
Interested Trustees
Samuel A. Lieber                     -                     -                              D

* Includes holdings of the Funds and Alpine U.S. Real Estate Equity Fund, Alpine
International Real Estate Equity Fund and Alpine Realty Income & Growth Fund, each series of Alpine Equity Trust and holdings of Alpine Dynamic Balance Fund, a series of Alpine Series Trust.


Other than as set forth in the foregoing table, no Trustee who is not an interested person of the Trust or immediately family member of any such Trustee has, during the two most recently completed calendar years had:

     (i) any securities interest or any other direct or indirect interest in the Adviser or the Distributor of the Funds or their affiliates; or

     (ii) any material interest, direct or indirect in any transaction or series of similar transactions in which the amount involved exceeds $60,000; or

     (iii)any direct or indirect relationship, in which the amount involved exceeds $60,000 including payments for property or services to or from, provision of legal services to, provision of investment banking services to (other than as a participating underwriting in a syndicate); or

     (iv) any consulting or other relationship that is substantially similar in nature and scope to the foregoing relationships, with:

     (A) the Funds; (B) an officer of the Trust; (C) an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or the Distributor;
(D) an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or the Distributor; (E) the Adviser or the Distributor;
(F) an officer of the Adviser or the Distributor; (G) a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor; or (H) an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor (excluding routine, retail relationships, including credit cards, bank or brokerage accounts, residential mortgages, insurance policies, etc.);

         No officer of the Adviser or the Distributor, or officers of persons directly or indirectly controlling, controlled by, or under common control with Adviser or the Distributor has served during the two most recently completed calendar years, on the board of directors of a company where a Trustee who is not an interested person of a Fund or immediate family member of such Trustee, was during the two most recently completed calendar years an officer.


Board Committees

     The Board has three standing committees as described below:

-----------------------------------------------------------------------------------------------
Audit Committee
-----------------------------------------------------------------------------------------------
Members                  Description                                              Meetings
-------                  -----------                                              --------
 H. Guy Leibler          Responsible for advising the full Board with respect     At least once
Donald Stone             to accounting, auditing and financial matters            annually.
Laurence B. Ashkin       affecting the Trust.

-----------------------------------------------------------------------------------------------
Valuation Committee
-----------------------------------------------------------------------------------------------
Members                  Description                                              Meetings
-------                  -----------                                              --------
H. Guy Leibler           The   Valuation    Committee   is    responsible    for  As necessary.
Donald Stone             (1) monitoring  the  valuation of Fund  securities  and
Laurence B. Ashkin       other investments;  and (2) as required, when the Board
                         of  Trustees is not in  session,  determining  the fair
                         value   of   illiquid   and   other    holdings   after
                         consideration   of   all   relevant   factors,    which
                         determinations are reported to the Board of Trustees.
-----------------------------------------------------------------------------------------------
Nominating Committee
-----------------------------------------------------------------------------------------------
Members                  Description                                              Meetings
-------                  -----------                                              --------
H. Guy Leibler           Responsible for seeking and reviewing candidates for     As necessary.
Donald Stone             consideration as nominees for Trustees as is
Laurence B. Ashkin       considered necessary from time to time



CONTROL PERSONS, PRINCIPAL SHAREHOLDERS AND MANAGEMENT OWNERSHIP

     As of _________, 2003, for organizational purposes only, owns 100% of the Funds' Adviser Class and Investor Class. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding securities. Control persons could affect the outcome of proxy voting or the direction of management of the Funds' classes. Principal holders are persons that own beneficially 5% or more of the Funds' outstanding shares. As a result, could be considered a control person of the Funds' classes. As of ___________, all other Trustees and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities and Exchange Act of 1934) less than 1% of shares of the Funds.

CODES OF ETHICS

     The Adviser and the Trust have adopted a joint Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. Quasar Distributors, LLC (Distributor) has also adopted a Code of Ethics. Each Code of Ethics applies to the personal investing activities of the trustees, directors, officers and certain employees of the Trust, the Adviser or the Distributor (Access Persons), as applicable. Rule 17j-1 and each Code of Ethics is designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Each Code of Ethics permits Access Persons to trade securities for their own accounts and generally requires them to report their personal securities. Each Code of Ethics will be included as an exhibit to the Trust's registration statement.


INVESTMENT ADVISORY AGREEMENT

     The management of the Fund is supervised by the Trustees of the Trust. Alpine Management & Research, LLC provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement entered into with the Trust (Advisory Agreement).

     The  Adviser,  located  at 2500  Westchester  Avenue,  Purchase,  New  York
10577-2540, is a Delaware limited liability company. It was formed for the purpose of providing investment advisory and management services to investment companies (including the Funds) and other advisory clients. The sole member and controlling person of the Adviser is Mr. Samuel A. Lieber. Mr. Lieber was previously associated with EAM, the former investment adviser of Alpine U.S. Real Estate Equity Fund and Alpine International Real Estate Equity Fund, and was primarily responsible for investment advisory services provided to those funds.

     The initial Advisory Agreement for the Funds was approved by the Trustees, including a majority of the Independent Trustees, on November 15, 2002. The Advisory Agreement will remain in effect for an initial term of two years and may be continued in effect from year to year thereafter, provided that its continuance is approved annually by the Trustees or by a majority of the outstanding voting shares of the Fund, and in each case is also approved by a majority of the Independent Trustees by vote cast in person at a meeting duly called for the purpose of voting on such approval.

     Other clients of the Adviser may have investment objectives and policies similar to those of a Fund. The Adviser may from time to time make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by it to the accounts involved, including each Fund. When two or more clients of the Adviser are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

     When approving investment advisory arrangements, the Trustees, including the Independent Trustees, considered a number of factors, including: (1) the expected nature, quality and scope of the management and investment advisory services and personnel provided to the Fund by the Adviser, (2) the rate of the investment advisory fees payable to the Adviser and a comparison of the fees paid by comparable funds, (3) the compensation (in addition to the investment advisory fees) and other benefits received by the Adviser and their respective affiliates, (4) the Adviser's costs in providing services, (5) economies of scale realized by the Adviser, (6) possible alternatives to the investment advisory arrangements with the Adviser, (7) the operating expenses of each Fund, and (8) the policies and practices of the Adviser with respect to portfolio transactions for each Fund.

     Under the Advisory Agreement, the Adviser has agreed to furnish reports, statistical and research services and recommendations with respect to each Fund's portfolio of investments. In addition, the Adviser provides office facilities to the Funds and performs a variety of administrative services. Each Fund bears all of its other expenses and liabilities, including expenses incurred in connection with maintaining its registration under the 1933 Act and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing expenses, expenses of shareholders' meetings and reports to shareholders. The Adviser pays the costs of printing and distributing Prospectuses used for prospective shareholders.

     The annual percentage rate and method used in computing the investment advisory fee of the Fund is described in the Prospectus.

     The Advisory Agreement is terminable, without the payment of any penalty, on sixty days' written notice, by a vote of the holders of a majority of the Fund's outstanding shares, by a vote of a majority of the Trustees or by the Adviser. The Advisory Agreement provides that it will automatically terminate in the event of its assignment. The Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder.

DISTRIBUTION AND SHAREHOLDER SERVICING

Distributor
Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (the "Distributor"), a Delaware limited liability company, is the distributor for the shares of the Fund pursuant to a Distribution Agreement (the "Agreement"), among the Trust, Adviser and Distributor dated . The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. and is an affiliate of U.S. Bancorp Fund Services, LLC, the Fund's administrator. Shares of the Funds are offered on a continuous basis. The Agreement provides that the Distributor, as agent in connection with the distribution of Funds shares, will use its best efforts to distribute the Fund's shares.


Distribution and Shareholder Servicing Plan
The Funds have adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Adviser class of the Funds in connection with the distribution of shares as follows:

             -------------------- -------------------------------------
             Adviser Class        12b-1 and Shareholder Servicing fee
                                  (as a % of average daily net assets)
             -------------------- -------------------------------------
             Municipal Money                        0.25%
             Market

             Tax Optimized                          0.25%
             Income
             -------------------- -------------------------------------

     Payments may be made by the Adviser class of shares under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Funds (or class) may finance without the Plan, the Adviser Class may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are based upon a percentage of average daily net assets attributable to the Funds regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases the Fund's expenses from what they would otherwise be.

     Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

     The Fund may enter into agreements with certain organizations that provide various services to Fund shareholders. Pursuant to such agreements, organizations that provide shareholder services may be entitled to receive fees from the Fund at an annual rate of up to 0.25% of the average daily net assets of the shares covered by their respective agreements for shareholder support pursuant to the Plan. Such support may include, among other things, assisting investors in processing their purchase, exchange, or redemption requests, or processing dividend and distribution payments.

     The Adviser may pay out of its own legitimate profits similar amounts to investors or sellers of the Funds' shares.

Anticipated Benefits to the Fund

     The Board considered various factors in connection with its decision to approve the Plan, including: (a) the nature and causes of the circumstances which make implementation of the Plan necessary and appropriate; (b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits;
(d) the merits of possible alternative plans or pricing structures; (e) the relationship of the Plan to other distribution efforts of the Fund; and (f) the possible benefits of the Plan to any person relative to those of the Fund.

     Based upon its review of the foregoing factors and the material presented to it, and in light of its fiduciary activities under relevant state law and the 1940 Act, the Board determined, in the exercise of its business judgment, that the Plan was reasonably likely to benefit the Adviser Class and its shareholders in at least one of several potential ways. Specifically, the Board concluded that the Distributor and any person entering into related agreements with the Distributor under the Plan would have little or no incentive to incur promotional expenses on behalf of the Adviser Class if the Plan were not in place to reimburse them, thus making the adoption of the Plan important to the initial success and thereafter, continued viability of the Adviser Class. In addition, the Board determined that the payment of distribution fees to these persons should motivate them to provide an enhanced level of service to Adviser Class shareholders, which would, of course, benefit such shareholders. Finally, the adoption of the Plan would help to increase assets under management in a short amount of time, given the marketing efforts on the part of the Distributor and the other recipients of 12b-1 payments under the Plan to sell Adviser Class shares, which should result in certain economies of scale.

     While there is no assurance that the expenditure of Adviser Class assets to finance distribution of Adviser Class shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution expenses of the Adviser Class, it will be able to determine the benefit of such expenditures in deciding whether to continue the Plan.


         SERVICE PROVIDERS

     The Trust has entered into a series of agreements whereby certain parties will provide various services to the Fund.

     U.S. Bancorp Fund Services, LLC ("USBFS") acts as transfer agent to the Fund. USBFS's address is 615 E. Michigan Street, Milwaukee, Wisconsin 53202. The services to be provided by the transfer agent include, either by USBFS or another party pursuant to an agreement with USBFS, processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund, day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of its records and preparation, mailing and filing of reports, assistance in monitoring the total number of shares sold in each state for "blue sky" purposes and assistance in the preparation of the Fund's registration statement under federal and state securities laws. The Funds may enter into sub-transfer agent agreements with other entities.

     U.S. Bank, N.A., an affiliate of USBFS, is the custodian of the assets of the Fund (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust ("Custody Agreement"), whereby the Custodian provides custody services on behalf of the Fund and receives fees from the Fund on a transactional basis plus out-of-pocket expenses. The Custodian's address is 425 Walnut Street, Cincinnati, Ohio 45202.

     Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust dated , 2003, USBFS also performs certain administrative, accounting and tax reporting functions for the Fund, including the preparation and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the Commission, preparing financial statements for the Annual and Semi-Annual Reports to the Commission and current investors, monitoring the Fund's expense accruals and performing securities valuations and, from time to time, monitoring the Fund's compliance with their investment objectives and restrictions. Pursuant to the Fund's Administration Servicing Agreement, USBFS is entitled to receive from the Fund a fee, computed daily and payable monthly.

SHAREHOLDER ACCOUNTS

Purchasing Shares

     As described under "How to Buy Shares" in the Prospectus, shares of the Funds are offered for sale, without a sales charge, at the net asset value per share next computed after receipt of a purchase order by the Distributor of the Funds' shares. Net asset value is computed once daily for each Fund, on each day on which the Federal Reserve Bank of New York is open (Business Day). See "Determination of Net Asset Value."

Redeeming Shares

     Redemption proceeds are normally paid as described in the Prospectus. However, the payment of redemption proceeds by the Funds may be postponed for more than seven days or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on the New York Stock Exchange is restricted, (c) when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to determine fairly the value of its net assets, or (d) during any other period when the Securities and Exchange Commission (SEC), by order, so permits for the protection of shareholders. Applicable rules and regulations of the SEC will govern as to whether the conditions described in (b) or (c) exist. In addition, in the event that the Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of a Fund to pay any redemption or redemptions in cash, a redemption payment by a Fund may be made in whole or in part by a distribution in-kind of portfolio securities, subject to applicable rules of the SEC. Any securities distributed in-kind will be readily marketable and will be valued, for purposes of the redemption, in the same manner as such securities are normally valued in computing net asset value per share. In the unlikely event that shares are redeemed in-kind, the redeeming shareholder would incur transaction costs in converting the distributed securities to cash. The Trust has elected to be governed by Rule 18f-l under the 1940 Act and is therefore obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90 day period for any one shareholder.

Exchange Privilege

     As described under "Exchange Privilege" in the Funds' Prospectus, shareholders of each Fund may exchange their shares of that Fund for shares of the other Fund, based upon the relative net asset values per share of the Funds at the time the exchange is effected. The Funds currently do not impose any limitation on the frequency of exchanges, but may impose such limitations upon notice to shareholders.


     You may only exchange Adviser Class shares for Adviser Class shares and Investor Class shares for Investor Class shares. The Funds may modify or terminate the exchange privilege at any time


Determination Of Net Asset Value

     The Prospectus describes the days on which the net asset value per share of the Funds are computed for purposes of purchases and redemptions of shares by investors, and also sets forth the times as of which such computations are made. Net asset value is computed once daily, normally as of 4:00 p.m. (Eastern time), on each day on which the Federal Reserve Bank of New York is open. The Federal Reserve Bank of New York currently observes the following holidays: New Year's Day; Martin Luther King's Birthday (third Monday in January); Presidents' Day (third Monday in February); Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Columbus Day (second Monday in October); Veterans Day; Thanksgiving Day (fourth Thursday in November); and Christmas Day.

     Net asset value is computed as of the closing time of the U.S. government securities markets on days when the Public Securities Association recommends an early closing of such markets. Early closings may occur the Fridays preceding the following holidays: Martin Luther King's Birthday, Presidents' Day, Memorial Day, Labor Day and Columbus Day, and the business days preceding the following holidays: Independence Day, Veterans Day, Thanksgiving Day, Christmas Day, and New Year's Day, and the Friday succeeding Thanksgiving Day.

     The value of a Fund's net assets (its securities and other assets, less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the Fund is determined.

     In accordance with rules adopted by the SEC, the amortized cost method of valuation is used to determine the value of the investments held by Alpine Municipal Money Market Fund. This method of valuation is used in seeking to maintain stable net asset values of $1.00 per share for Alpine Municipal Money Market Fund. However, no assurance can be given that the Fund will be able to maintain stable share prices.

     Amortized cost involves valuing a security at its cost and amortizing any discount or premium over the period remaining until the maturity of the security. This method of valuation does not take into account unrealized capital gains and losses resulting from changes in the market values of the securities. The market values of debt securities purchased by Alpine Municipal Money Market Fund will generally fluctuate as a result of changes in the prevailing interest rate level and other factors.

     In order to use the amortized cost method of valuation, Alpine Municipal Money Market Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase securities with remaining maturities of 397 days or less and to invest only in securities which have been determined by the Adviser, under procedures adopted by the Board of Trustees, to present minimal credit risks and to be of eligible credit quality under applicable regulations.

     In addition, procedures have been adopted by the Board of Trustees which are designed to stabilize, to the extent reasonably possible, the prices of shares of the Alpine Municipal Money Market Fund as computed for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the net asset value per share calculated by using available market quotations deviates from the net asset value per share of $1.00 computed by using the amortized cost method. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be taken. The Board of Trustees will take such action as it deems appropriate to eliminate or to reduce, to the extent reasonably practicable, any material dilution or other unfair results which might arise from differences between the two valuation methods. Such action may include selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, redeeming shares in-kind, withholding dividends, paying distributions from capital gains, or utilizing a net asset value per share based upon available market quotations.


PORTFOLIO TRANSACTIONS AND BROKERAGE TRANSACTIONS

     Decisions regarding the placement of orders to purchase and sell investments for the Funds are made by the Adviser, subject to the supervision of the Trustees. It is anticipated that most purchase and sale transactions involving debt securities will be with the issuer or an underwriter or with major dealers in such securities acting as principals. Such transactions are normally effected on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter. Purchases or sales from dealers will normally reflect the spread between the bid and ask price.

     In placing orders for the purchase and sale of investments for the Funds, the Adviser places transactions with those brokers and dealers who they believe provide the most favorable prices and which are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing transactions with those brokers and dealers who also furnish research or research related services to the Funds or the Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of securities. The information and services received by the Adviser from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit a Fund directly. While such services are useful and important in supplementing their own research and facilities, the Adviser believes the value of such services is not determinable and does not significantly reduce their expenses.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best execution, the Adviser may consider sales of Fund shares as a factor in the selection of dealers to effect portfolio transactions for the Funds.

ANTI-MONEY LAUNDERING PROGRAM

     The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Fund's distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.


PROXY VOTING POLICIES AND PROCEDURES

     The Board has adopted a Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board's continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser's Proxy Policies and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

     The Adviser has adopted a Proxy Voting Policies and Procedures ("Adviser's Proxy Policies") which underscores the Adviser's concern that all proxies voting decisions be made in the best interest's of the Fund and that the Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

     A general statement of voting policy and specific voting positions has been established by the Adviser. This policy is intended to serve as a guideline and to further the economic value of each mutual fund held by the Fund. There will be regular review of this policy. Each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

     Where a proxy proposal raises a material conflict between the Adviser's interests and the Fund's interests, the Adviser will resolve the conflict by disclosing the conflict to the Board and obtaining the Board's consent to vote or direct the matter to an independent third party, selected by the Board for a vote determination.

     In 2004, the Trust will be required to annually file new Form N-PX, which lists the Fund's complete proxy voting record for the 12 months period ending June 30th. Once filed, the Fund's proxy voting record will be available without charge, upon request, by calling toll-free 1-866-209-1964 and on the SEC's website at http://www.sec.gov.


ADDITIONAL TAX INFORMATION

     Each Fund will elect to be taxed as a regulated investment company under Subchapter M of the Code and intends to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Additionally, each Fund intends to remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of the sum of its net investment income and any net tax-exempt income for the taxable year (Distribution Requirement), and satisfies certain other requirements of the Code that are described below.

     In addition to satisfying the Distribution Requirement for each taxable year, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (Income Requirement).

     In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and (2) no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or of two or more issuers which a Fund controls and which are engaged in the same, similar or related trades or businesses.

     Each Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price) or securities having market discount (i.e., an amount equal to the excess of the stated redemption price of the security over the basis of such security immediately after it was acquired), if the Fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a Fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount security, all or a portion of any deduction for any interest expenses incurred to purchase or hold such a security may be deferred until such security is sold or otherwise disposed.

     If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

     A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (taxable year election)). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

     Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

     Dividends paid by a Fund will qualify as exempt-interest dividends and thus will be excludable from gross income by its shareholders, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a). Each Fund intends to satisfy this requirement. The aggregate dividends excludable from the Fund's shareholders' gross income may not exceed the Fund's net tax-exempt income. The shareholders' treatment of dividends from the Fund under local and state income tax laws may differ from the treatment thereof under the Code.

     Tax-exempt interest attributable to certain private activity bonds (PABs) (including, in the case of a regulated investment company's receiving interest on such bonds, a proportionate part of the exempt-interest dividends paid by that regulated investment company) is subject to the AMT. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to that tax without regard to whether the Fund's tax-exempt interest was attributable to such bonds. Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs or industrial development bonds (IDBs) should consult their tax advisors before purchasing shares of a Fund because, for users of certain of these facilities, the interest on such bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

     The Fund may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) (municipal market discount bonds). Market discount generally arises when the value of the bond declines after issuance (typically, because of an increase in prevailing interest rates or a decline in the issuer's creditworthiness). Gain on the disposition of a municipal market discount bond purchased by the Fund (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, the Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

     Exempt-interest  dividends  distributed  to  shareholders  of the  Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income federal income tax purposes, they may be subject to AMT in certain circumstances and may have other collateral tax consequences.

     Each Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend," it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

     Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

     Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

     Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

     Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

     A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt from interest dividends received on such shares and (to the extent not disallowed will be) treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares.

     Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a Federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. The backup withholding rate is (i) 30% for amounts paid during 2002 and 2003;
(ii) 29% for amounts paid during 2004 and 2005; and (iii) 28% for amounts paid during 2006 through 2010. Under current law, the backup withholding rate for amounts paid after December 31, 2010 will be 31%, although legislation may be enacted which provides for a different rate. If the backup withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.

State and Local Tax Matters. Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes or withholding taxes. Most states provide that a regulated investment company may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves. Certain states, however, do not allow a regulated investment company to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless the regulated investment company holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. Shareholders' dividends attributable to a Fund's income from repurchase agreements generally are subject to state and local income taxes, although statutes and regulations vary in their treatment of such income. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that a Fund invests to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of such Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities. Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

General. The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


PERFORMANCE INFORMATION

Calculation of Yield. Alpine Municipal Money Market Fund may publish quotations of "current yield", "effective yield" and "tax equivalent yield" in advertisements, sales materials and shareholder reports. Current yield is the simple annualized yield for an identified seven calendar day period. This yield calculation is based on a hypothetical account having a balance of exactly one share of a Fund at the beginning of the seven-day period. The base period return is the net change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares but excluding any capital changes. Yield will vary as interest rates and other conditions change.

     Yields also depend on the quality, length of maturity and type of instruments held and operating expenses of the Fund. The Adviser has voluntarily agreed to waive its fees and to reimburse certain expenses of each Fund. The yield quoted will reflect the effect of this fee waiver and reimbursement of expenses without which the yield would be lower.

     Effective yield is computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

             Effective yield = [(base period return + 1) 365/7] - l

     The tax equivalent yield of the shares of Alpine Municipal Money Market Fund is computed by dividing that portion of the yield of the Fund (computed as described above) that is tax-exempt by an amount equal to one minus the stated federal income tax rate (normally assumed to be the maximum applicable marginal tax bracket rate) and adding the result to that portion, if any, of the yield of the Fund that is not tax-exempt.

Calculation of Total Return. The Funds may also disseminate quotations of their average annual total return and other total return data from time to time. Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. In making these computations, all dividends and distributions are assumed to be reinvested and all applicable recurring and non-recurring expenses are taken into account. The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment amount, for various periods.

     Total return quotations will be computed in accordance with the following formula, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted:

                                              n
                                  P(l+T) = ERV

Where:  P = a hypothetical initial payment of $1,000
        T = average annual total return
        n = number of years
      ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the period.

Actual annual or annualized total return data generally will be lower than average annual total return data because the average rates of return reflect compounding of return. Aggregate total return data, which is calculated according to the following formula, generally will be higher than average annual total return data because the aggregate rates of return reflect compounding over longer periods of time:

                                ERV - P
                                -------
                                   P

Where: P =  a hypothetical initial payment of $1,000
ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the period.

Calculation of average annual total return (after taxes on distributions). Quotations of average annual total return (after taxes on distributions) for a Fund are expressed in terms of the average annual compounded rates of return over the 1-year, and, as applicable, 5-year and 10-year periods ended on the date of the Fund's most recent balance sheet and the period from inception to the date on the Fund's most recent balance sheet, that would equate the initial $1,000 investment according to the following formula:

                                      n
                                 P(1+T) = ATVD

                     Where:

                 P = a hypothetical initial payment of $1,000.
                 T = average annual total return (after taxes on distributions). n = number of years.
              ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemption.

Calculation of average annual total return (after taxes on distributions and redemption). Quotations of average annual total return (after taxes on distributions and redemption) for a Fund are expressed in terms of the average annual compounded rates of return over the 1-year, and, as applicable, 5-year and 10-year periods ended on the date on the Fund's most recent balance sheet, and the period from inception to the date on the Fund's most recent balance sheet, that would equate the initial $1,000 investment according to the following formula:

                                      n
                                 P(1+T) = ATVDR

                     Where:

                     P = a hypothetical initial payment of $1,000.
                     T = average annual total return (after taxes on
                         distributions and redemption).
                     n = number of years.
                 ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemption.

Alpine Tax Optimized Income Fund may publish quotations of "yield" and "tax equivalent yield" in advertising, sales materials and shareholder reports.

The yield of Alpine Tax Optimized Income Fund is computed by dividing its net investment income (determined in accordance with the following SEC formula) earned during a recent 30-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semiannual) basis and then they are annualized. Yield will be calculated using the following SEC formula:

Yield = 2[((a-b)/cd + 1)6 -1]

Where:

                 a  =  interest earned during the period.
                 b  =  expenses accrued for the periods (net of reimbursements).
                 c  =  the average daily number of shares outstanding during the period that were entitled to receive dividends.
                 d  =  the maximum offering price per share on  the last day of the period.

The tax equivalent yield is calculated by determining that portion of the yield of the Fund, computed by dividing the yield of the Fund (as computed above) that is tax-exempt by an amount equal to one minus the stated federal income tax rate (normally assumed to be the maximum applicable marginal tax bracket rate) and adding the result to that portion, if any, of the yield of the Fund that is not tax-exempt.

Tax equivalent effective yield is computed in the same manner as tax equivalent yield, except that effective yield is substituted for yield in the calculation.

Yield and total return quotations are based upon the historical performance of the Funds and are not intended to indicate future performance. The yield and total return of the Funds fluctuate and will depend upon not only changes in prevailing interest rates, but also upon any realized gains and losses and changes in the Funds' expenses.

 GENERAL INFORMATION

Capitalization and Organization

     As of __________, 2003, may be deemed to control each Fund by virtue of owning more than 25% of the outstanding shares of each Fund. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of a Fund. Through the exercise of voting rights with respect to shares of the series, the controlling persons set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required. The Adviser is organized under the laws of the State of Delaware.

     Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees.

     The Trustees are authorized to classify and reclassify any issued class of shares of the Fund into shares of one or more classes of the Fund and to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, in the future, for reasons such as the desire to establish one or more additional portfolios of the Trust with different investment objectives, policies or restrictions, additional series or classes of shares may be created. Any issuance of shares of another series or class would be governed by the 1940 Act and the law of the State of Delaware. If shares of another series of the Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios, including the Funds, would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote separately. In addition the Trustees may, in the future, create additional classes of shares of a Fund. Except for the different distribution related and other specific costs borne by classes of shares of a Fund that may be created in the future, each such class will have the same voting and other rights described as the other class or classes of such Fund.

     Under the Trust's Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee upon a vote of two-thirds of the outstanding shares of beneficial interest of the Trust. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held, unless matters arise requiring a vote of shareholders under the Declaration of Trust or the 1940 Act.

     Any Trustee may be removed at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the Funds. A meeting of shareholders for the purpose of electing or removing one or more Trustees will be called (i) by the Trustees upon their own vote, or (ii) upon the demand of a shareholder or shareholders owning shares representing 10% or more of the outstanding shares. The rights of the holders of shares of a series of a Trust may not be modified except by the vote of a majority of the outstanding shares of such series.

     Trustee and Officer Liability. Under the Trust's Declaration of Trust and its By-Laws, and under Delaware law, the Trustees, officers, employees and agents of the Trust are entitled to indemnification under certain circumstances against liabilities, claims and expenses arising from any threatened, pending or completed action, suit or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees or agents of the Trust, subject to the limitations of the 1940 Act which prohibit indemnification, which would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence or reckless disregard of duties.

Shareholder Liability. Under Delaware law, shareholders of a Fund could, under certain circumstances, be held personally liable for the obligations of the Trust but only to the extent of the shareholder's investment. However, the Declaration of Trust disclaims liability of shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

Independent Auditors. PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, WI 53202, are the independent auditors of the Trust. The independent auditors are responsible for auditing the financial statements and preparing the tax returns of the Funds. The selection of the independent auditors is approved annually by the Board of Trustees.

Legal Counsel. Spitzer & Feldman, P.C. 405 Park Avenue, New York, New York 10022 serves as counsel to the Trust.


FINANCIAL STATEMENT

As newly-organized classes of the Alpine Municipal Money Market Fund and Alpine Tax Optimized Income Fund, the classes have no operating history.


APPENDIX A - - DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR'S CORPORATE AND MUNICIPAL BONDS

AAA - - Debt rated AAA have the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - - Debt rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A - - Debt rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - - Debt rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB - - Debt rated BB are regarded as having less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC - - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - - An obligation rated CC is currently highly vulnerable to nonpayment.

C - - The C Rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                     COMMERCIAL PAPER, INCLUDING TAX EXEMPT

A - - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 - - This designation indicates that the degree of safety regarding timely payment is very strong.

                           SHORT-TERM TAX-EXEMPT NOTES

SP-1 - - The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

SP-2 - - The short-term tax-exempt note rating of SP-2 has a satisfactory capacity to pay principal and interest.

                      MOODY'S CORPORATE AND MUNICIPAL BONDS

Aaa - - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - - Bonds which are rated Aa are judged to be a high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection or interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                     COMMERCIAL PAPER, INCLUDING TAX EXEMPT

PRIME-1 - - Issues rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

Leading market positions in well-established industries
High rates of return on funds employed.
Conservative capitalization structures with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation. Well-established access to a range of financial markets and assured sources of alternate liquidity.

                           SHORT-TERM TAX-EXEMPT NOTES

MIG-1 - - The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 - - MIG-2 rated notes are of high quality but the margins of protection not as large as MIG-1.

MIG 3 - - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4 - - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present, and although not distinctly or predominantly speculative, there is specific risk.




                               ALPINE INCOME TRUST
                           PART C - OTHER INFORMATION
ITEM 23. EXHIBITS
Number          Description


(a)    Declaration of Trust(1)

(b)    By-Laws(1)

(c) Instruments Defining Rights of Security Holders, incorporated by reference to the Declaration of Trust and By-Laws.

(d)    Form Investment Advisory Agreement(2)

(e)1   Form of Distribution Agreement(2)

(e)2   Form of Dealer Agreement (2)

(e)3 Form of Distribution Agreement with Quasar Distributors, LLC to be filed by amendment

(f)    None

(g)1   Form of Custody Agreement (2)

(g)2   Form of Custody Agreement with U.S. Bank, N.A. to be filed by amendment

(h)1   Form of Administration Agreement (2)

(h)2   Form of Transfer Agent Agreement (2)

(h)3 Form of Expense Limitation Agreement between Registrant on behalf of Alpine Municipal Money Market Fund and Alpine Management &
       Research, LLC (2)

(h)4 Form of Expense Limitation Agreement between Registrant on behalf of Alpine Tax Optimized Income Fund and Alpine Management &
       Research, LLC (2)

(h)5   Power of Attorney-filed herewith

(h)6 Form of Administration Agreement with U.S. Bancorp Fund Services, LLC to be filed by amendment

(h)7 Form of Transfer Agent Agreement with U.S. Bancorp Fund Services, LLC to be filed by amendment

(i)    Opinion of Counsel to the Registrant (2)

(j)    Consent of Independent Accountants to the Registrant (2)

(k)    None

(l)    Initial Capital Agreement (2)

(m)    12b-1 Plan- to be filed by amendment

(n)    18f-3 Plan- to be filed by amendment

(o)    Reserved

(p)1   Joint Code of Ethics of Registrant and Alpine Management & Research, LLC*

(p)2   Code of Ethics of Ambac Securities, Inc.(2)


(1) Previously filed as Exhibits to Registrant's Registration Statement on Form N-1A filed on October 3, 2002, and incorporated herein by reference.
(2) Previously filed as Exhibits to Registrant's Registration Statement on Form N-1A, Post Effective Amendment #1 filed on November 25, 2002, and incorporated herein by reference.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

As of November 13, 2002, Stephen A. Lieber owned more than 25% of the shares of Alpine Municipal Money Market Fund and Alpine Tax Optimized Income Fund and may therefore be presumed to control the Registrant as that term is defined in the Investment Company Act of 1940.

ITEM 25. INDEMNIFICATION

A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article III, Section 7 of Registrant's Declaration of Trust provides that if any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a Shareholder, and not because of his or her acts or omissions, the
Shareholder or former Shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.

Pursuant to Article VII, Section 2 of the Declaration of Trust, the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Investment Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his duties as a Trustee of the Trust to the fullest extent permitted by law; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and pursuant to Article VI of Registrant's By-Laws, officers, Trustees, employees and agents of Registrant may be indemnified against certain liabilities in connection with Registrant.

Registrant intends to maintain an insurance policy insuring its officers and Trustees against certain liabilities, and certain costs of defending claims against such officers and Trustees, and to bear the costs of such policy except for such costs as is determined to be attributable to coverage protecting such persons against liabilities to which they may become subject as a consequence of their own willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure Registrant against the cost of indemnification payments to officers and Trustees under certain circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act so long as the interpretations of Sections 17(h) and 17(i) of the Investment Company Act remain in effect and are consistently applied.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See  "Management of the Fund" in the  Prospectuses  constituting  Part A of this
Registration   Statement  and   "Management"  in  the  Statement  of  Additional
Information constituting Part B of this Registration Statement.

The information required by this item with respect to Alpine Management & Research, LLC is incorporated by reference to the Form ADV (File No. 801-55110) of Alpine Management & Research, LLC.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Ambac Securities, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Ambac Securities, Inc. is a wholly-owned subsidiary of Ambac Capital Corporation which, in turn, is a wholly-owned subsidiary of Ambac Financial Group, Inc.

(b) The information required by this Item 27(b) with respect to each director, officer, or partner of Ambac Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by Ambac Securities, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-49667).

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All financial and accounting related books and records required to be maintained under Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of Cadre Financial Services, Inc., 905 Marconi Avenue, Ronkonkoma, New York 11779. All other books and records required to be maintained by Section 31(a) and the rules thereunder are maintained at 122 East 42nd Street, 37th Floor, New York, New York 10168.

ITEM 29. MANAGEMENT SERVICES
Not Applicable.

ITEM 30. UNDERTAKINGS

The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 10th day of September, 2003.





                              ALPINE INCOME TRUST


By:    /s/ Samuel A. Lieber
    ------------------------------
       Samuel A. Lieber, President



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Registrant has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURES                 TITLE                              DATE
----------                 -----                              ----


/s/ Samuel A. Lieber      President and Trustee             September 10, 2003
----------------------    (Principal Executive Officer)
Samuel A. Lieber

/s/ Danielle Buell*       Treasurer (Principal              September 10, 2003
----------------------    Financial Officer)
Danielle Buell

/s/ Laurence B. Ashkih*   Trustee                           September 10, 2003
----------------------
Laurence B. Ashkih

/s/ H. Guy Leibler*       Trustee                           September 10, 2003
----------------------
H. Guy Leibler

/s/ Donald Stone*         Trustee                           September 10, 2003
----------------------
Donald Stone

* /s/Samuel A. Lieber
---------------------
      Samuel A. Lieber
Attorney-in-Fact pursuant to Power of Attorney.



                               ALPINE INCOME TRUST
                                  EXHIBIT INDEX

      Exhibit                                                      Exhibit No.
                                                                   -----------
Power of Attorney                                                   EX-99.(h).5